UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21872

Mutual Fund Series Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

CT CORPORATION SYSTEM
1300 EAST NINTH STREET, CLEVELAND, OH 44114
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	6/30

Date of reporting period:	6/30/2025

Item 1. Reports to Stockholders.

(a)
Catalyst Dynamic Alpha Fund

Class A (CPEAX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst Dynamic Alpha Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$144	1.38%

How did the Fund perform during the reporting period?

A +9.15% return for the Fund was insufficient to outpace the rally in the S&P 500 TR Index. The narrowness of market leadership within the S&P 500 conflicted with the all-capitalization portfolio strategy employed by the Fund.

Despite this headwind, the Fund holds several positions which have produced notable results during the past fiscal year. Ralph Lauren Corp. (Ticker: RL) and Flex Ltd (Ticker: FLEX), owned by the Fund for the totality of the measurement period, rose approximately 60% and 70%, respectively. Additionally, the Fund executed a well-timed purchase of Robinhood Markets, Inc. (Ticker: HOOD) during the tariff-fueled market selloff in April 2025 and has seen this position rise by more than 90% since purchase. At an aggregate level, the Fund has been overweight to, and has outperformed the results of, the Finance sector; the top performing sector of the S&P 500 over the past year. In addition to the challenge of breadth alluded to above, poor selection effects from the Industrial sector dampened results for the portfolio.

The Fund has rallied significantly since the tariff-induced lows of April 2025, outpacing the benchmark in the process. A continuation of the market’s advance could prove favorable given the Fund’s current orientation.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst Dynamic Alpha Fund
Catalyst Dynamic Alpha Fund - with load
S&P 500® Index
$40,000
$32,000
$24,000
$16,000
$8,000
$35,936
$26,046
$24,549
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Catalyst Dynamic Alpha Fund	Catalyst Dynamic Alpha Fund - with load	S&P 500® Index
Jun-2015	$10,000	$9,425	$10,000
Jun-2016	$10,231	$9,643	$10,399
Jun-2017	$12,148	$11,450	$12,260
Jun-2018	$14,248	$13,429	$14,023
Jun-2019	$14,683	$13,839	$15,483
Jun-2020	$15,432	$14,544	$16,645
Jun-2021	$18,613	$17,543	$23,436
Jun-2022	$17,352	$16,355	$20,948
Jun-2023	$20,224	$19,061	$25,053
Jun-2024	$23,863	$22,491	$31,204
Jun-2025	$26,046	$24,549	$35,936

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst Dynamic Alpha Fund
Without Load	9.15%	11.04%	10.05%
With Load	2.87%	9.73%	9.40%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$117,849,752
Number of Portfolio Holdings	38
Advisory Fee (net of waivers)	$1,071,291
Portfolio Turnover	92%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	88.1%
Money Market Funds	11.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
26.6%
Financials
18.9%
Industrials
14.5%
Collateral for Securities Loaned
12.7%
Consumer Discretionary
11.1%
Communications
9.3%
Health Care
8.9%
Consumer Staples
5.6%
Energy
3.1%
Real Estate
1.5%
Money Market Funds
0.7%
Liabilities in Excess of Other Assets
-12.9%

Value	Value
Liabilities in Excess of Other Assets	-12.9%
Money Market Funds	0.7%
Real Estate	1.5%
Energy	3.1%
Consumer Staples	5.6%
Health Care	8.9%
Communications	9.3%
Consumer Discretionary	11.1%
Collateral for Securities Loaned	12.7%
Industrials	14.5%
Financials	18.9%
Technology	26.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	12.8%
Taiwan Semiconductor Manufacturing Company Ltd.	5.5%
Amphenol Corporation, Class A	4.8%
Amazon.com, Inc.	4.8%
Flex Ltd.	4.6%
Apollo Global Management, Inc.	4.1%
American Express Company	4.0%
TransDigm Group, Inc.	3.8%
Sea Ltd.	3.5%
Crowdstrike Holdings, Inc., Class A	3.3%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

Catalyst Dynamic Alpha Fund - Class A (CPEAX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-CPEAX

Catalyst Dynamic Alpha Fund

Class C (CPECX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst Dynamic Alpha Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$222	2.13%

How did the Fund perform during the reporting period?

A +8.30% return for the Fund was insufficient to outpace the rally in the S&P 500 TR Index. The narrowness of market leadership within the S&P 500 conflicted with the all-capitalization portfolio strategy employed by the Fund.

Despite this headwind, the Fund holds several positions which have produced notable results during the past fiscal year. Ralph Lauren Corp. (Ticker: RL) and Flex Ltd (Ticker: FLEX), owned by the Fund for the totality of the measurement period, rose approximately 60% and 70%, respectively. Additionally, the Fund executed a well-timed purchase of Robinhood Markets, Inc. (Ticker: HOOD) during the tariff-fueled market selloff in April 2025 and has seen this position rise by more than 90% since purchase. At an aggregate level, the Fund has been overweight to, and has outperformed the results of, the Finance sector; the top performing sector of the S&P 500 over the past year. In addition to the challenge of breadth alluded to above, poor selection effects from the Industrial sector dampened results for the portfolio.

The Fund has rallied significantly since the tariff-induced lows of April 2025, outpacing the benchmark in the process. A continuation of the market’s advance could prove favorable given the Fund’s current orientation.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst Dynamic Alpha Fund
S&P 500® Index
$40,000
$32,000
$24,000
$16,000
$8,000
$35,936
$24,169
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Catalyst Dynamic Alpha Fund	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$10,155	$10,399
Jun-2017	$11,971	$12,260
Jun-2018	$13,935	$14,023
Jun-2019	$14,250	$15,483
Jun-2020	$14,860	$16,645
Jun-2021	$17,795	$23,436
Jun-2022	$16,469	$20,948
Jun-2023	$19,048	$25,053
Jun-2024	$22,316	$31,204
Jun-2025	$24,169	$35,936

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst Dynamic Alpha Fund	8.30%	10.22%	9.23%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$117,849,752
Number of Portfolio Holdings	38
Advisory Fee (net of waivers)	$1,071,291
Portfolio Turnover	92%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	88.1%
Money Market Funds	11.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-12.9%
Money Market Funds	0.7%
Real Estate	1.5%
Energy	3.1%
Consumer Staples	5.6%
Health Care	8.9%
Communications	9.3%
Consumer Discretionary	11.1%
Collateral for Securities Loaned	12.7%
Industrials	14.5%
Financials	18.9%
Technology	26.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	12.8%
Taiwan Semiconductor Manufacturing Company Ltd.	5.5%
Amphenol Corporation, Class A	4.8%
Amazon.com, Inc.	4.8%
Flex Ltd.	4.6%
Apollo Global Management, Inc.	4.1%
American Express Company	4.0%
TransDigm Group, Inc.	3.8%
Sea Ltd.	3.5%
Crowdstrike Holdings, Inc., Class A	3.3%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

Catalyst Dynamic Alpha Fund - Class C (CPECX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-CPECX

Catalyst Dynamic Alpha Fund

Class I (CPEIX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst Dynamic Alpha Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$118	1.13%

How did the Fund perform during the reporting period?

A +9.38% return for the Fund was insufficient to outpace the rally in the S&P 500 TR Index. The narrowness of market leadership within the S&P 500 conflicted with the all-capitalization portfolio strategy employed by the Fund.

Despite this headwind, the Fund holds several positions which have produced notable results during the past fiscal year. Ralph Lauren Corp. (Ticker: RL) and Flex Ltd (Ticker: FLEX), owned by the Fund for the totality of the measurement period, rose approximately 60% and 70%, respectively. Additionally, the Fund executed a well-timed purchase of Robinhood Markets, Inc. (Ticker: HOOD) during the tariff-fueled market selloff in April 2025 and has seen this position rise by more than 90% since purchase. At an aggregate level, the Fund has been overweight to, and has outperformed the results of, the Finance sector; the top performing sector of the S&P 500 over the past year. In addition to the challenge of breadth alluded to above, poor selection effects from the Industrial sector dampened results for the portfolio.

The Fund has rallied significantly since the tariff-induced lows of April 2025, outpacing the benchmark in the process. A continuation of the market’s advance could prove favorable given the Fund’s current orientation.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst Dynamic Alpha Fund
S&P 500® Index
$40,000
$32,000
$24,000
$16,000
$8,000
$35,936
$26,705
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Catalyst Dynamic Alpha Fund	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$10,261	$10,399
Jun-2017	$12,213	$12,260
Jun-2018	$14,363	$14,023
Jun-2019	$14,839	$15,483
Jun-2020	$15,629	$16,645
Jun-2021	$18,903	$23,436
Jun-2022	$17,666	$20,948
Jun-2023	$20,643	$25,053
Jun-2024	$24,414	$31,204
Jun-2025	$26,705	$35,936

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst Dynamic Alpha Fund	9.38%	11.31%	10.32%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$117,849,752
Number of Portfolio Holdings	38
Advisory Fee (net of waivers)	$1,071,291
Portfolio Turnover	92%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	88.1%
Money Market Funds	11.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-12.9%
Money Market Funds	0.7%
Real Estate	1.5%
Energy	3.1%
Consumer Staples	5.6%
Health Care	8.9%
Communications	9.3%
Consumer Discretionary	11.1%
Collateral for Securities Loaned	12.7%
Industrials	14.5%
Financials	18.9%
Technology	26.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	12.8%
Taiwan Semiconductor Manufacturing Company Ltd.	5.5%
Amphenol Corporation, Class A	4.8%
Amazon.com, Inc.	4.8%
Flex Ltd.	4.6%
Apollo Global Management, Inc.	4.1%
American Express Company	4.0%
TransDigm Group, Inc.	3.8%
Sea Ltd.	3.5%
Crowdstrike Holdings, Inc., Class A	3.3%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

Catalyst Dynamic Alpha Fund - Class I (CPEIX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-CPEIX

Catalyst Energy Infrastructure Fund

Class A (MLXAX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst Energy Infrastructure Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$186	1.68%

How did the Fund perform during the reporting period?

The Fund delivered strong performance of +21.51% for the fiscal year ended June 30, 2025. The Fund benefited from continued growth in U.S. natural gas demand, driven by accelerating liquefied natural gas (LNG) export capacity additions and power demand from data centers. Several portfolio companies announced new third wave LNG projects and expansions, supporting improved volume outlooks and reinforcing the stability of fee-based cash flows.

Performance was further supported by robust capital return programs across holdings, with multiple companies increasing dividends and accelerating share repurchases. Balance sheet improvements and debt reduction initiatives also contributed to multiple expansions across the sector.

The Fund remained focused on high-quality midstream infrastructure names with visible growth, disciplined capital allocation, and inflation-protected contracts. The portfolio generally maintained an overweight to companies with attractive free cash flow yields while underweighting names with weaker balance sheets or excessive commodity sensitivity.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst Energy Infrastructure Fund
Catalyst Energy Infrastructure Fund - with load
S&P 500® Index
Solactive MLP Infrastructure Index
$36,000
$28,000
$20,000
$12,000
$4,000
$35,936
$14,808
$13,952
$13,918
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Catalyst Energy Infrastructure Fund	Catalyst Energy Infrastructure Fund - with load	S&P 500® Index	Solactive MLP Infrastructure Index
Jun-2015	$10,000	$9,421	$10,000	$10,000
Jun-2016	$7,095	$6,684	$10,399	$8,687
Jun-2017	$7,760	$7,311	$12,260	$8,630
Jun-2018	$7,596	$7,157	$14,023	$7,704
Jun-2019	$7,247	$6,828	$15,483	$7,869
Jun-2020	$4,446	$4,189	$16,645	$4,373
Jun-2021	$7,025	$6,619	$23,436	$6,854
Jun-2022	$7,803	$7,351	$20,948	$6,959
Jun-2023	$9,526	$8,975	$25,053	$8,818
Jun-2024	$12,187	$11,481	$31,204	$11,067
Jun-2025	$14,808	$13,952	$35,936	$13,918

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst Energy Infrastructure Fund
Without Load	21.51%	27.21%	4.00%
With Load	14.51%	25.71%	3.39%
S&P 500® Index	15.16%	16.64%	13.65%
Solactive MLP Infrastructure Index	25.76%	26.06%	3.36%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$428,661,235
Number of Portfolio Holdings	21
Advisory Fee (net of waivers)	$4,467,751
Portfolio Turnover	16%

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	0.2%
Energy	100.3%

What did the Fund invest in?

Asset Weighting (% of net assets)

Energy
100.3%
Money Market Funds
0.2%
Liabilities in Excess of Other Assets
-0.5%

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	0.2%
Energy	100.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Cheniere Energy, Inc.	10.6%
NextDecade Corporation	9.8%
Energy Transfer, L.P.	9.1%
Targa Resources Corporation	8.6%
Venture Global, Inc.	6.3%
Williams Companies, Inc. (The)	4.7%
Kinder Morgan, Inc.	4.6%
ONEOK, Inc.	4.5%
Kinetik Holdings, Inc.	4.4%
DT Midstream, Inc.	4.3%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

Catalyst Energy Infrastructure Fund - Class A (MLXAX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-MLXAX

Catalyst Energy Infrastructure Fund

Class C (MLXCX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst Energy Infrastructure Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$268	2.43%

How did the Fund perform during the reporting period?

The Fund delivered strong performance of +20.61% for the fiscal year ended June 30, 2025. The Fund benefited from continued growth in U.S. natural gas demand, driven by accelerating liquefied natural gas (LNG) export capacity additions and power demand from data centers. Several portfolio companies announced new third wave LNG projects and expansions, supporting improved volume outlooks and reinforcing the stability of fee-based cash flows.

Performance was further supported by robust capital return programs across holdings, with multiple companies increasing dividends and accelerating share repurchases. Balance sheet improvements and debt reduction initiatives also contributed to multiple expansions across the sector.

The Fund remained focused on high-quality midstream infrastructure names with visible growth, disciplined capital allocation, and inflation-protected contracts. The portfolio generally maintained an overweight to companies with attractive free cash flow yields while underweighting names with weaker balance sheets or excessive commodity sensitivity.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst Energy Infrastructure Fund
S&P 500® Index
Solactive MLP Infrastructure Index
$36,000
$28,000
$20,000
$12,000
$4,000
$35,936
$13,918
$13,750
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Catalyst Energy Infrastructure Fund	S&P 500® Index	Solactive MLP Infrastructure Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$7,056	$10,399	$8,687
Jun-2017	$7,653	$12,260	$8,630
Jun-2018	$7,439	$14,023	$7,704
Jun-2019	$7,031	$15,483	$7,869
Jun-2020	$4,287	$16,645	$4,373
Jun-2021	$6,721	$23,436	$6,854
Jun-2022	$7,411	$20,948	$6,959
Jun-2023	$8,978	$25,053	$8,818
Jun-2024	$11,400	$31,204	$11,067
Jun-2025	$13,750	$35,936	$13,918

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst Energy Infrastructure Fund	20.61%	26.25%	3.24%
S&P 500® Index	15.16%	16.64%	13.65%
Solactive MLP Infrastructure Index	25.76%	26.06%	3.36%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$428,661,235
Number of Portfolio Holdings	21
Advisory Fee (net of waivers)	$4,467,751
Portfolio Turnover	16%

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	0.2%
Energy	100.3%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	0.2%
Energy	100.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Cheniere Energy, Inc.	10.6%
NextDecade Corporation	9.8%
Energy Transfer, L.P.	9.1%
Targa Resources Corporation	8.6%
Venture Global, Inc.	6.3%
Williams Companies, Inc. (The)	4.7%
Kinder Morgan, Inc.	4.6%
ONEOK, Inc.	4.5%
Kinetik Holdings, Inc.	4.4%
DT Midstream, Inc.	4.3%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

Catalyst Energy Infrastructure Fund - Class C (MLXCX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-MLXCX

Catalyst Energy Infrastructure Fund

Class I (MLXIX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst Energy Infrastructure Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$159	1.43%

How did the Fund perform during the reporting period?

The Fund delivered strong performance of +21.80% for the fiscal year ended June 30, 2025. The Fund benefited from continued growth in U.S. natural gas demand, driven by accelerating liquefied natural gas (LNG) export capacity additions and power demand from data centers. Several portfolio companies announced new third wave LNG projects and expansions, supporting improved volume outlooks and reinforcing the stability of fee-based cash flows.

Performance was further supported by robust capital return programs across holdings, with multiple companies increasing dividends and accelerating share repurchases. Balance sheet improvements and debt reduction initiatives also contributed to multiple expansions across the sector.

The Fund remained focused on high-quality midstream infrastructure names with visible growth, disciplined capital allocation, and inflation-protected contracts. The portfolio generally maintained an overweight to companies with attractive free cash flow yields while underweighting names with weaker balance sheets or excessive commodity sensitivity.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst Energy Infrastructure Fund
S&P 500® Index
Solactive MLP Infrastructure Index
$36,000
$28,000
$20,000
$12,000
$4,000
$35,936
$15,187
$13,918
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Catalyst Energy Infrastructure Fund	S&P 500® Index	Solactive MLP Infrastructure Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$7,114	$10,399	$8,687
Jun-2017	$7,798	$12,260	$8,630
Jun-2018	$7,666	$14,023	$7,704
Jun-2019	$7,318	$15,483	$7,869
Jun-2020	$4,504	$16,645	$4,373
Jun-2021	$7,134	$23,436	$6,854
Jun-2022	$7,945	$20,948	$6,959
Jun-2023	$9,726	$25,053	$8,818
Jun-2024	$12,469	$31,204	$11,067
Jun-2025	$15,187	$35,936	$13,918

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst Energy Infrastructure Fund	21.80%	27.52%	4.27%
S&P 500® Index	15.16%	16.64%	13.65%
Solactive MLP Infrastructure Index	25.76%	26.06%	3.36%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$428,661,235
Number of Portfolio Holdings	21
Advisory Fee (net of waivers)	$4,467,751
Portfolio Turnover	16%

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	0.2%
Energy	100.3%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	0.2%
Energy	100.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Cheniere Energy, Inc.	10.6%
NextDecade Corporation	9.8%
Energy Transfer, L.P.	9.1%
Targa Resources Corporation	8.6%
Venture Global, Inc.	6.3%
Williams Companies, Inc. (The)	4.7%
Kinder Morgan, Inc.	4.6%
ONEOK, Inc.	4.5%
Kinetik Holdings, Inc.	4.4%
DT Midstream, Inc.	4.3%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

Catalyst Energy Infrastructure Fund - Class I (MLXIX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-MLXIX

Catalyst Insider Buying Fund

Class A (INSAX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst Insider Buying Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$163	1.54%

How did the Fund perform during the reporting period?

Over the past year, we witnessed diverse insider buying across many sectors. With a wide range of insider buying opportunities to choose from, we focused on insider buying at companies that, in our opinion, exhibit the highest quality earnings growth potential and revenue growth potential. The Fund’s common stock portfolio generated positive returns during the fiscal period ended June 30, 2025. The common stock portfolio’s performance includes relative outperformance from holdings in the consumer discretionary and financials sectors and relative underperformance from holdings in the healthcare and information technology sectors. The Fund’s overlay component generated losses for the fiscal period primarily due to trading in the momentum-based strategy, which struggled as interest rate trends reversed course multiple times throughout the year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst Insider Buying Fund
Catalyst Insider Buying Fund - with load
S&P 500® Index
$36,000
$28,000
$20,000
$12,000
$4,000
$35,936
$15,582
$14,686
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Catalyst Insider Buying Fund	Catalyst Insider Buying Fund - with load	S&P 500® Index
Jun-2015	$10,000	$9,425	$10,000
Jun-2016	$8,836	$8,328	$10,399
Jun-2017	$10,286	$9,695	$12,260
Jun-2018	$12,329	$11,620	$14,023
Jun-2019	$12,828	$12,090	$15,483
Jun-2020	$12,302	$11,595	$16,645
Jun-2021	$16,021	$15,100	$23,436
Jun-2022	$7,538	$7,105	$20,948
Jun-2023	$9,993	$9,419	$25,053
Jun-2024	$13,899	$13,100	$31,204
Jun-2025	$15,582	$14,686	$35,936

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst Insider Buying Fund
Without Load	12.11%	4.84%	4.54%
With Load	5.66%	3.61%	3.92%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$16,709,364
Number of Portfolio Holdings	58
Advisory Fee (net of waivers)	$14,821
Portfolio Turnover	76%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	70.2%
Money Market Funds	23.0%
U.S. Government & Agencies	6.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Collateral for Securities Loaned
29.2%
Financials
26.3%
Technology
24.7%
Communications
15.2%
U.S. Treasury Obligations
8.8%
Consumer Discretionary
8.4%
Health Care
5.4%
Industrials
4.5%
Materials
4.2%
Energy
2.1%
Money Market Funds
0.6%
Liabilities in Excess of Other Assets
-28.4%

Value	Value
Liabilities in Excess of Other Assets	-28.4%
Money Market Funds	0.6%
Energy	2.1%
Materials	4.2%
Industrials	4.5%
Health Care	5.4%
Consumer Discretionary	8.4%
U.S. Treasury Obligations	8.8%
Communications	15.2%
Technology	24.7%
Financials	26.3%
Collateral for Securities Loaned	29.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	29.2%
United States Treasury Bill	8.8%
Robinhood Markets, Inc., Class A	7.6%
Groupon, Inc.	5.8%
Oddity Tech Ltd.	5.1%
Stride, Inc.	4.0%
LPL Financial Holdings, Inc.	3.8%
Fortinet, Inc.	3.2%
Meta Platforms, Inc., Class A	3.0%
StoneX Group, Inc.	2.8%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus dated November 1, 2024 or the Fund's next available prospectus which we expect to be available by November 1, 2025, or call us at 1-844-223-8637. The Adviser has established a wholly owned subsidiary (the “Subsidiary”) organized under the laws of the Cayman Islands. The Adviser may invest up to 25% of the Fund’s total net assets in the Subsidiary. Effective November 18, 2024, Thomas Hamel is Vice-President of Mutual fund Series Trust.

Catalyst Insider Buying Fund - Class A (INSAX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Catalyst Insider Buying Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-INSAX

Catalyst Insider Buying Fund

Class C (INSCX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst Insider Buying Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$242	2.29%

How did the Fund perform during the reporting period?

Over the past year, we witnessed diverse insider buying across many sectors. With a wide range of insider buying opportunities to choose from, we focused on insider buying at companies that, in our opinion, exhibit the highest quality earnings growth potential and revenue growth potential. The Fund’s common stock portfolio generated positive returns during the fiscal period ended June 30, 2025. The common stock portfolio’s performance includes relative outperformance from holdings in the consumer discretionary and financials sectors and relative underperformance from holdings in the healthcare and information technology sectors. The Fund’s overlay component generated losses for the fiscal period primarily due to trading in the momentum-based strategy, which struggled as interest rate trends reversed course multiple times throughout the year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst Insider Buying Fund
S&P 500® Index
$36,000
$28,000
$20,000
$12,000
$4,000
$35,936
$14,459
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Catalyst Insider Buying Fund	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$8,773	$10,399
Jun-2017	$10,132	$12,260
Jun-2018	$12,058	$14,023
Jun-2019	$12,447	$15,483
Jun-2020	$11,854	$16,645
Jun-2021	$15,317	$23,436
Jun-2022	$7,157	$20,948
Jun-2023	$9,413	$25,053
Jun-2024	$12,995	$31,204
Jun-2025	$14,459	$35,936

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst Insider Buying Fund	11.27%	4.05%	3.76%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$16,709,364
Number of Portfolio Holdings	58
Advisory Fee (net of waivers)	$14,821
Portfolio Turnover	76%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	70.2%
Money Market Funds	23.0%
U.S. Government & Agencies	6.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-28.4%
Money Market Funds	0.6%
Energy	2.1%
Materials	4.2%
Industrials	4.5%
Health Care	5.4%
Consumer Discretionary	8.4%
U.S. Treasury Obligations	8.8%
Communications	15.2%
Technology	24.7%
Financials	26.3%
Collateral for Securities Loaned	29.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	29.2%
United States Treasury Bill	8.8%
Robinhood Markets, Inc., Class A	7.6%
Groupon, Inc.	5.8%
Oddity Tech Ltd.	5.1%
Stride, Inc.	4.0%
LPL Financial Holdings, Inc.	3.8%
Fortinet, Inc.	3.2%
Meta Platforms, Inc., Class A	3.0%
StoneX Group, Inc.	2.8%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus dated November 1, 2024 or the Fund's next available prospectus which we expect to be available by November 1, 2025, or call us at 1-844-223-8637. The Adviser has established a wholly owned subsidiary (the “Subsidiary”) organized under the laws of the Cayman Islands. The Adviser may invest up to 25% of the Fund’s total net assets in the Subsidiary. Effective November 18, 2024, Thomas Hamel is Vice-President of Mutual fund Series Trust.

Catalyst Insider Buying Fund - Class C (INSCX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Catalyst Insider Buying Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-INSCX

Catalyst Insider Buying Fund

Class I (INSIX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst Insider Buying Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$137	1.29%

How did the Fund perform during the reporting period?

Over the past year, we witnessed diverse insider buying across many sectors. With a wide range of insider buying opportunities to choose from, we focused on insider buying at companies that, in our opinion, exhibit the highest quality earnings growth potential and revenue growth potential. The Fund’s common stock portfolio generated positive returns during the fiscal period ended June 30, 2025. The common stock portfolio’s performance includes relative outperformance from holdings in the consumer discretionary and financials sectors and relative underperformance from holdings in the healthcare and information technology sectors. The Fund’s overlay component generated losses for the fiscal period primarily due to trading in the momentum-based strategy, which struggled as interest rate trends reversed course multiple times throughout the year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst Insider Buying Fund
S&P 500® Index
$36,000
$28,000
$20,000
$12,000
$4,000
$35,936
$15,993
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Catalyst Insider Buying Fund	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$8,864	$10,399
Jun-2017	$10,346	$12,260
Jun-2018	$12,432	$14,023
Jun-2019	$12,963	$15,483
Jun-2020	$12,472	$16,645
Jun-2021	$16,279	$23,436
Jun-2022	$7,681	$20,948
Jun-2023	$10,206	$25,053
Jun-2024	$14,226	$31,204
Jun-2025	$15,993	$35,936

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst Insider Buying Fund	12.42%	5.10%	4.81%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$16,709,364
Number of Portfolio Holdings	58
Advisory Fee (net of waivers)	$14,821
Portfolio Turnover	76%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	70.2%
Money Market Funds	23.0%
U.S. Government & Agencies	6.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-28.4%
Money Market Funds	0.6%
Energy	2.1%
Materials	4.2%
Industrials	4.5%
Health Care	5.4%
Consumer Discretionary	8.4%
U.S. Treasury Obligations	8.8%
Communications	15.2%
Technology	24.7%
Financials	26.3%
Collateral for Securities Loaned	29.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	29.2%
United States Treasury Bill	8.8%
Robinhood Markets, Inc., Class A	7.6%
Groupon, Inc.	5.8%
Oddity Tech Ltd.	5.1%
Stride, Inc.	4.0%
LPL Financial Holdings, Inc.	3.8%
Fortinet, Inc.	3.2%
Meta Platforms, Inc., Class A	3.0%
StoneX Group, Inc.	2.8%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus dated November 1, 2024 or the Fund's next available prospectus which we expect to be available by November 1, 2025, or call us at 1-844-223-8637. The Adviser has established a wholly owned subsidiary (the “Subsidiary”) organized under the laws of the Cayman Islands. The Adviser may invest up to 25% of the Fund’s total net assets in the Subsidiary. Effective November 18, 2024, Thomas Hamel is Vice-President of Mutual fund Series Trust.

Catalyst Insider Buying Fund - Class I (INSIX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Catalyst Insider Buying Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-INSIX

Catalyst/Lyons Tactical Allocation Fund

Class A (CLTAX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst/Lyons Tactical Allocation Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$162	1.59%

How did the Fund perform during the reporting period?

Fund performance in fiscal year 2025 was shaped by continued equity market strength, with our risk model maintaining a positive signal throughout most of the period. This supported a full equity allocation, consistent with the strategy’s systematic approach to trend and volatility. As in prior years, this positioning led to greater upside participation during rising markets and increased exposure during pullbacks.

Equity markets posted strong gains, led by a narrow group of mega-cap stocks in the Technology and Communication Services sectors. The Fund’s equity portfolio, built with high active share and conviction-based positioning, had modest exposure to these areas, limiting participation in the rally’s strongest segments. Despite this, positive contributions from select Financial and Industrial holdings supported overall results.

Unlike the prior fiscal year, the model did not call for downside hedges, as pullbacks were brief and volatility remained contained. Security selection and sector weightings played a more prominent role in performance during the period, which ended with the Fund posting a total net return of approximately 3.71% (without load).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/Lyons Tactical Allocation Fund
Catalyst/Lyons Tactical Allocation Fund - with load
S&P 500® Index
$40,000
$32,000
$24,000
$16,000
$8,000
$35,936
$17,256
$16,265
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Catalyst/Lyons Tactical Allocation Fund	Catalyst/Lyons Tactical Allocation Fund - with load	S&P 500® Index
Jun-2015	$10,000	$9,426	$10,000
Jun-2016	$9,896	$9,327	$10,399
Jun-2017	$11,462	$10,804	$12,260
Jun-2018	$13,411	$12,641	$14,023
Jun-2019	$12,511	$11,792	$15,483
Jun-2020	$12,601	$11,877	$16,645
Jun-2021	$17,950	$16,919	$23,436
Jun-2022	$14,481	$13,649	$20,948
Jun-2023	$15,037	$14,173	$25,053
Jun-2024	$16,638	$15,683	$31,204
Jun-2025	$17,256	$16,265	$35,936

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/Lyons Tactical Allocation Fund
Without Load	3.71%	6.49%	5.61%
With Load	-2.24%	5.24%	4.98%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$19,973,121
Number of Portfolio Holdings	24
Advisory Fee (net of waivers)	$138,832
Portfolio Turnover	69%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.5%
Money Market Funds	0.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
27.9%
Consumer Discretionary
26.5%
Industrials
24.5%
Communications
8.3%
Health Care
7.7%
Consumer Staples
4.7%
Money Market Funds
0.5%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.5%
Consumer Staples	4.7%
Health Care	7.7%
Communications	8.3%
Industrials	24.5%
Consumer Discretionary	26.5%
Technology	27.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vertiv Holdings Company	6.3%
Meta Platforms, Inc., Class A	5.8%
AutoZone, Inc.	5.6%
Mueller Industries, Inc.	5.6%
Broadridge Financial Solutions, Inc.	5.2%
HCA Healthcare, Inc.	5.1%
Penske Automotive Group, Inc.	5.1%
Marriott International, Inc., Class A	5.1%
Waste Management, Inc.	5.1%
Darden Restaurants, Inc.	4.9%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

Catalyst/Lyons Tactical Allocation Fund - Class A (CLTAX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-CLTAX

Catalyst/Lyons Tactical Allocation Fund

Class C (CLTCX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst/Lyons Tactical Allocation Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$237	2.34%

How did the Fund perform during the reporting period?

Fund performance in fiscal year 2025 was shaped by continued equity market strength, with our risk model maintaining a positive signal throughout most of the period. This supported a full equity allocation, consistent with the strategy’s systematic approach to trend and volatility. As in prior years, this positioning led to greater upside participation during rising markets and increased exposure during pullbacks.

Equity markets posted strong gains, led by a narrow group of mega-cap stocks in the Technology and Communication Services sectors. The Fund’s equity portfolio, built with high active share and conviction-based positioning, had modest exposure to these areas, limiting participation in the rally’s strongest segments. Despite this, positive contributions from select Financial and Industrial holdings supported overall results.

Unlike the prior fiscal year, the model did not call for downside hedges, as pullbacks were brief and volatility remained contained. Security selection and sector weightings played a more prominent role in performance during the period, which ended with the Fund posting a total net return of approximately 2.99%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/Lyons Tactical Allocation Fund
S&P 500® Index
$40,000
$32,000
$24,000
$16,000
$8,000
$35,936
$16,013
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Catalyst/Lyons Tactical Allocation Fund	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,818	$10,399
Jun-2017	$11,290	$12,260
Jun-2018	$13,110	$14,023
Jun-2019	$12,135	$15,483
Jun-2020	$12,131	$16,645
Jun-2021	$17,161	$23,436
Jun-2022	$13,739	$20,948
Jun-2023	$14,159	$25,053
Jun-2024	$15,548	$31,204
Jun-2025	$16,013	$35,936

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/Lyons Tactical Allocation Fund	2.99%	5.71%	4.82%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$19,973,121
Number of Portfolio Holdings	24
Advisory Fee (net of waivers)	$138,832
Portfolio Turnover	69%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.5%
Money Market Funds	0.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.5%
Consumer Staples	4.7%
Health Care	7.7%
Communications	8.3%
Industrials	24.5%
Consumer Discretionary	26.5%
Technology	27.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vertiv Holdings Company	6.3%
Meta Platforms, Inc., Class A	5.8%
AutoZone, Inc.	5.6%
Mueller Industries, Inc.	5.6%
Broadridge Financial Solutions, Inc.	5.2%
HCA Healthcare, Inc.	5.1%
Penske Automotive Group, Inc.	5.1%
Marriott International, Inc., Class A	5.1%
Waste Management, Inc.	5.1%
Darden Restaurants, Inc.	4.9%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

Catalyst/Lyons Tactical Allocation Fund - Class C (CLTCX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-CLTCX

Catalyst/Lyons Tactical Allocation Fund

Class I (CLTIX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst/Lyons Tactical Allocation Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$136	1.33%

How did the Fund perform during the reporting period?

Fund performance in fiscal year 2025 was shaped by continued equity market strength, with our risk model maintaining a positive signal throughout most of the period. This supported a full equity allocation, consistent with the strategy’s systematic approach to trend and volatility. As in prior years, this positioning led to greater upside participation during rising markets and increased exposure during pullbacks.

Equity markets posted strong gains, led by a narrow group of mega-cap stocks in the Technology and Communication Services sectors. The Fund’s equity portfolio, built with high active share and conviction-based positioning, had modest exposure to these areas, limiting participation in the rally’s strongest segments. Despite this, positive contributions from select Financial and Industrial holdings supported overall results.

Unlike the prior fiscal year, the model did not call for downside hedges, as pullbacks were brief and volatility remained contained. Security selection and sector weightings played a more prominent role in performance during the period, which ended with the Fund posting a total net return of approximately 4.00%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/Lyons Tactical Allocation Fund
S&P 500® Index
$40,000
$32,000
$24,000
$16,000
$8,000
$35,936
$17,694
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Catalyst/Lyons Tactical Allocation Fund	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,921	$10,399
Jun-2017	$11,521	$12,260
Jun-2018	$13,512	$14,023
Jun-2019	$12,630	$15,483
Jun-2020	$12,759	$16,645
Jun-2021	$18,227	$23,436
Jun-2022	$14,737	$20,948
Jun-2023	$15,334	$25,053
Jun-2024	$17,014	$31,204
Jun-2025	$17,694	$35,936

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/Lyons Tactical Allocation Fund	4.00%	6.76%	5.87%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$19,973,121
Number of Portfolio Holdings	24
Advisory Fee (net of waivers)	$138,832
Portfolio Turnover	69%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.5%
Money Market Funds	0.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.5%
Consumer Staples	4.7%
Health Care	7.7%
Communications	8.3%
Industrials	24.5%
Consumer Discretionary	26.5%
Technology	27.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vertiv Holdings Company	6.3%
Meta Platforms, Inc., Class A	5.8%
AutoZone, Inc.	5.6%
Mueller Industries, Inc.	5.6%
Broadridge Financial Solutions, Inc.	5.2%
HCA Healthcare, Inc.	5.1%
Penske Automotive Group, Inc.	5.1%
Marriott International, Inc., Class A	5.1%
Waste Management, Inc.	5.1%
Darden Restaurants, Inc.	4.9%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

Catalyst/Lyons Tactical Allocation Fund - Class I (CLTIX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-CLTIX

Catalyst/MAP Global Equity Fund

Class A (CAXAX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst/MAP Global Equity Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$131	1.21%

How did the Fund perform during the reporting period?

The Fund only slightly underperformed its benchmarks for the fiscal year ended June 30, 2025, as relative outperformance during the latter half of the fiscal year offset the relative underperformance experienced in the first half of the fiscal year. U.S. stocks generally outperformed their global counterparts; however, U.S. stocks largely struggled in December, as market euphoria following the U.S. election wore off and prospects for lower interest rates dimmed. Though investors may not know it from the slight gains recorded by the broader market year-to-date, volatility proved to be the defining term for the first half of 2025. U.S. stocks rebounded following Liberation Day lows, while global stocks generally held their own. The broader markets have reacted to headlines and tweets rather than facts and figures.

We believe there are three major themes that will play out over the next several years: 1) The value of the U.S. dollar is likely to move lower; 2) Valuation levels in the U.S. are likely to contract; and 3) Valuation levels in many other geographies are likely to expand.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/MAP Global Equity Fund
Catalyst/MAP Global Equity Fund - with load
MSCI All World Index
MSCI ACWI VALUE Gross (USD)
$28,000
$24,000
$20,000
$16,000
$12,000
$8,000
$27,257
$21,773
$21,253
$20,031
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Catalyst/MAP Global Equity Fund	Catalyst/MAP Global Equity Fund - with load	MSCI All World Index	MSCI ACWI VALUE Gross (USD)
Jun-2015	$10,000	$9,425	$10,000	$10,000
Jun-2016	$10,128	$9,546	$9,683	$9,597
Jun-2017	$12,025	$11,333	$11,564	$11,500
Jun-2018	$13,046	$12,296	$12,872	$12,208
Jun-2019	$13,750	$12,960	$13,686	$12,835
Jun-2020	$12,814	$12,078	$14,047	$11,404
Jun-2021	$16,800	$15,834	$19,648	$15,887
Jun-2022	$15,555	$14,661	$16,629	$14,701
Jun-2023	$16,746	$15,783	$19,478	$16,292
Jun-2024	$18,293	$17,242	$23,358	$18,696
Jun-2025	$21,253	$20,031	$27,257	$21,773

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/MAP Global Equity Fund
Without Load	16.18%	10.65%	7.83%
With Load	9.50%	9.35%	7.19%
MSCI ACWI VALUE Gross (USD)	16.46%	13.81%	8.09%
MSCI All World Index	16.69%	14.18%	10.55%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$80,361,044
Number of Portfolio Holdings	52
Advisory Fee (net of waivers)	$459,047
Portfolio Turnover	30%

Fund Statistics

Value	Value
Common Stocks	89.9%
Exchange-Traded Funds	5.3%
Money Market Funds	2.8%
Preferred Stocks	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Staples 22.1%
Health Care 15.0%
Technology 14.6%
Communications 11.5%
Industrials 9.4%
Materials 7.2%
Commodity 4.7%
Consumer Discretionary 4.1%
Utilities 3.0%
Money Market Funds 2.8%
Energy 2.7%
Financials 2.3%
Fixed Income 0.6%

Value	Value
Fixed Income	0.6%
Financials	2.3%
Energy	2.7%
Money Market Funds	2.8%
Utilities	3.0%
Consumer Discretionary	4.1%
Commodity	4.7%
Materials	7.2%
Industrials	9.4%
Communications	11.5%
Technology	14.6%
Health Care	15.0%
Consumer Staples	22.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Meta Platforms, Inc., Class A	5.0%
SPDR Gold MiniShares Trust	4.7%
Microsoft Corporation	4.4%
Cisco Systems, Inc.	3.9%
Sanofi	3.6%
Nestle S.A.	3.5%
Novartis A.G.	3.3%
Tetra Tech, Inc.	3.1%
Takeda Pharmaceutical Company Ltd.	3.0%
National Fuel Gas Company	3.0%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

Catalyst/MAP Global Equity Fund - Class A (CAXAX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-CAXAX

Catalyst/MAP Global Equity Fund

Class C (CAXCX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst/MAP Global Equity Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$211	1.96%

How did the Fund perform during the reporting period?

The Fund only slightly underperformed its benchmarks for the fiscal year ended June 30, 2025, as relative outperformance during the latter half of the fiscal year offset the relative underperformance experienced in the first half of the fiscal year. U.S. stocks generally outperformed their global counterparts; however, U.S. stocks largely struggled in December, as market euphoria following the U.S. election wore off and prospects for lower interest rates dimmed. Though investors may not know it from the slight gains recorded by the broader market year-to-date, volatility proved to be the defining term for the first half of 2025. U.S. stocks rebounded following Liberation Day lows, while global stocks generally held their own. The broader markets have reacted to headlines and tweets rather than facts and figures.

We believe there are three major themes that will play out over the next several years: 1) The value of the U.S. dollar is likely to move lower; 2) Valuation levels in the U.S. are likely to contract; and 3) Valuation levels in many other geographies are likely to expand.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/MAP Global Equity Fund
MSCI ACWI VALUE Gross (USD)
MSCI All World Index
$28,000
$24,000
$20,000
$16,000
$12,000
$8,000
$27,257
$21,773
$19,702
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Catalyst/MAP Global Equity Fund	MSCI ACWI VALUE Gross (USD)	MSCI All World Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$10,054	$9,597	$9,683
Jun-2017	$11,832	$11,500	$11,564
Jun-2018	$12,747	$12,208	$12,872
Jun-2019	$13,330	$12,835	$13,686
Jun-2020	$12,326	$11,404	$14,047
Jun-2021	$16,045	$15,887	$19,648
Jun-2022	$14,751	$14,701	$16,629
Jun-2023	$15,753	$16,292	$19,478
Jun-2024	$17,076	$18,696	$23,358
Jun-2025	$19,702	$21,773	$27,257

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/MAP Global Equity Fund	15.37%	9.83%	7.02%
MSCI ACWI VALUE Gross (USD)	16.46%	13.81%	8.09%
MSCI All World Index	16.69%	14.18%	10.55%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$80,361,044
Number of Portfolio Holdings	52
Advisory Fee (net of waivers)	$459,047
Portfolio Turnover	30%

Fund Statistics

Value	Value
Common Stocks	89.9%
Exchange-Traded Funds	5.3%
Money Market Funds	2.8%
Preferred Stocks	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Fixed Income	0.6%
Financials	2.3%
Energy	2.7%
Money Market Funds	2.8%
Utilities	3.0%
Consumer Discretionary	4.1%
Commodity	4.7%
Materials	7.2%
Industrials	9.4%
Communications	11.5%
Technology	14.6%
Health Care	15.0%
Consumer Staples	22.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Meta Platforms, Inc., Class A	5.0%
SPDR Gold MiniShares Trust	4.7%
Microsoft Corporation	4.4%
Cisco Systems, Inc.	3.9%
Sanofi	3.6%
Nestle S.A.	3.5%
Novartis A.G.	3.3%
Tetra Tech, Inc.	3.1%
Takeda Pharmaceutical Company Ltd.	3.0%
National Fuel Gas Company	3.0%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

Catalyst/MAP Global Equity Fund - Class C (CAXCX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-CAXCX

Catalyst/MAP Global Equity Fund

Class I (CAXIX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst/MAP Global Equity Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$104	0.96%

How did the Fund perform during the reporting period?

The Fund only slightly underperformed its benchmarks for the fiscal year ended June 30, 2025, as relative outperformance during the latter half of the fiscal year offset the relative underperformance experienced in the first half of the fiscal year. U.S. stocks generally outperformed their global counterparts; however, U.S. stocks largely struggled in December, as market euphoria following the U.S. election wore off and prospects for lower interest rates dimmed. Though investors may not know it from the slight gains recorded by the broader market year-to-date, volatility proved to be the defining term for the first half of 2025. U.S. stocks rebounded following Liberation Day lows, while global stocks generally held their own. The broader markets have reacted to headlines and tweets rather than facts and figures.

We believe there are three major themes that will play out over the next several years: 1) The value of the U.S. dollar is likely to move lower; 2) Valuation levels in the U.S. are likely to contract; and 3) Valuation levels in many other geographies are likely to expand.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/MAP Global Equity Fund
MSCI ACWI VALUE Gross (USD)
MSCI All World Index
$28,000
$24,000
$20,000
$16,000
$12,000
$8,000
$27,257
$21,797
$21,773
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Catalyst/MAP Global Equity Fund	MSCI ACWI VALUE Gross (USD)	MSCI All World Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$10,156	$9,597	$9,683
Jun-2017	$12,077	$11,500	$11,564
Jun-2018	$13,146	$12,208	$12,872
Jun-2019	$13,896	$12,835	$13,686
Jun-2020	$12,980	$11,404	$14,047
Jun-2021	$17,058	$15,887	$19,648
Jun-2022	$15,837	$14,701	$16,629
Jun-2023	$17,089	$16,292	$19,478
Jun-2024	$18,719	$18,696	$23,358
Jun-2025	$21,797	$21,773	$27,257

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/MAP Global Equity Fund	16.44%	10.92%	8.10%
MSCI ACWI VALUE Gross (USD)	16.46%	13.81%	8.09%
MSCI All World Index	16.69%	14.18%	10.55%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$80,361,044
Number of Portfolio Holdings	52
Advisory Fee (net of waivers)	$459,047
Portfolio Turnover	30%

Fund Statistics

Value	Value
Common Stocks	89.9%
Exchange-Traded Funds	5.3%
Money Market Funds	2.8%
Preferred Stocks	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Fixed Income	0.6%
Financials	2.3%
Energy	2.7%
Money Market Funds	2.8%
Utilities	3.0%
Consumer Discretionary	4.1%
Commodity	4.7%
Materials	7.2%
Industrials	9.4%
Communications	11.5%
Technology	14.6%
Health Care	15.0%
Consumer Staples	22.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Meta Platforms, Inc., Class A	5.0%
SPDR Gold MiniShares Trust	4.7%
Microsoft Corporation	4.4%
Cisco Systems, Inc.	3.9%
Sanofi	3.6%
Nestle S.A.	3.5%
Novartis A.G.	3.3%
Tetra Tech, Inc.	3.1%
Takeda Pharmaceutical Company Ltd.	3.0%
National Fuel Gas Company	3.0%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

Catalyst/MAP Global Equity Fund - Class I (CAXIX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-CAXIX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the Registrant believes that the experience provided by each member of the audit committee together offer the Registrant adequate oversight for the Registrant’s level of financial complexity.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025        $36,897

2024        $32,311

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025        $14,347

2024        $13,333

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2025 and 2024 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2025 and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Catalyst Insider Buying Fund
(INSAX, INSCX, INSIX)
Catalyst Energy Infrastructure Fund
(MLXAX, MLXCX, MLXIX)
Catalyst/MAP Global Equity Fund
(CAXAX, CAXCX, CAXIX)
Catalyst/Lyons Tactical Allocation Fund
(CLTAX, CLTCX,CLTIX)
Catalyst Dynamic Alpha Fund
(CPEAX, CPECX, CPEIX)

June 30, 2025

Mutual Fund Series Trust

CATALYST FUNDS
FINANCIAL STATEMENTS
TABLE OF CONTENTS

Schedules of Investments	Page 1

Statements of Assets and Liabilities	Page 17

Statements of Operations	Page 19

Statements of Changes in Net Assets	Page 21

Financial Highlights	Page 23

Notes to Financial Statements	Page 33

Report of Independent Registered Public Accounting Firm	Page 47

Additional Information	Page 48

CATALYST INSIDER BUYING FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 90.8%
	AEROSPACE & DEFENSE - 0.9%
2,300	TAT Technologies Ltd.(a)	$70,242
56	TransDigm Group, Inc.	85,156
		155,398
	ASSET MANAGEMENT - 17.9%
910	Apollo Global Management, Inc.(b)	129,102
905	Ares Management Corporation, Class A(b)	156,746
8,425	Blue Owl Capital, Inc.	161,844
1,635	KKR & Company, Inc.	217,504
1,710	LPL Financial Holdings, Inc.	641,199
2,560	Raymond James Financial, Inc.	392,627
13,650	Robinhood Markets, Inc., Class A(a)	1,278,049
		2,977,071
	AUTOMOTIVE - 0.2%
700	XPEL, Inc.(a)	25,130

	BANKING - 0.5%
2,450	Merchants Bancorp	81,022

	BIOTECH & PHARMA - 2.7%
400	Corcept Therapeutics, Inc.(a),(b)	29,360
3,150	TransMedics Group, Inc.(a),(b)	422,132
		451,492
	CONSUMER SERVICES - 4.0%
4,660	Stride, Inc.(a),(b)	676,585

	ELECTRICAL EQUIPMENT - 0.5%
325	Badger Meter, Inc.	79,609

	ENGINEERING & CONSTRUCTION - 3.1%
850	Comfort Systems USA, Inc.	455,778
220	IES Holdings, Inc.(a),(b)	65,171
		520,949
	HEALTH CARE FACILITIES & SERVICES - 2.7%
140	Ensign Group, Inc. (The)	21,596

The accompanying notes are an integral part of these financial statements.

CATALYST INSIDER BUYING FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 90.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.7% (Continued)
1,380	Medpace Holdings, Inc.(a),(b)	$433,127
		454,723
	INSTITUTIONAL FINANCIAL SERVICES - 2.8%
5,174	StoneX Group, Inc.(a)	471,558

	INSURANCE - 4.3%
420	Brown & Brown, Inc.	46,565
12,850	International General Insurance Holdings Ltd.	308,657
740	Kinsale Capital Group, Inc.	358,086
		713,308
	INTERNET MEDIA & SERVICES - 13.2%
390	Alphabet, Inc., Class A	68,730
29,200	Groupon, Inc.(a),(b)	976,740
680	Meta Platforms, Inc., Class A	501,901
13,500	Opera Ltd. - ADR	255,150
4,390	Uber Technologies, Inc.(a),(b)	409,587
		2,212,108
	METALS & MINING - 4.2%
1,900	Agnico Eagle Mines Ltd.(b)	225,967
14,900	Kinross Gold Corporation	232,887
4,150	Newmont Corporation	241,779
		700,633
	OIL & GAS PRODUCERS - 2.1%
875	Murphy USA, Inc.	355,950

	RETAIL - DISCRETIONARY - 1.6%
25	AutoZone, Inc.(a)	92,806
1,875	O’Reilly Automotive, Inc.(a)	168,994
		261,800
	SOFTWARE - 16.7%
6,900	AvePoint, Inc.(a)	133,239
2,600	Cellebrite DI Ltd.(a)	41,600
1,115	CyberArk Software Ltd.(a)(b)	453,671
5,075	Fortinet, Inc.(a)	536,528

The accompanying notes are an integral part of these financial statements.

CATALYST INSIDER BUYING FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 90.8% (Continued)
	SOFTWARE - 16.7% (Continued)
80	Microsoft Corporation	$39,793
660	Monday.com Ltd.(a)	207,557
11,380	Oddity Tech Ltd.(a),(b)	858,848
280	Qualys, Inc.(a)	40,004
400	Rubrik, Inc., Class A(a),(b)	35,836
700	Samsara, Inc., Class A(a)	27,846
800	Synopsys, Inc.(a)	410,144
		2,785,066
	SPECIALTY FINANCE - 0.8%
525	Dave, Inc.(a),(b)	140,915

	TECHNOLOGY HARDWARE - 2.4%
3,950	Arista Networks, Inc.(a)	404,125

	TECHNOLOGY SERVICES - 5.6%
635	Fiserv, Inc.(a)	109,480
766	Mastercard, Inc., Class A	430,447
630	MSCI, Inc.(b)	363,346
80	Visa, Inc., Class A(b)	28,404
		931,677
	TELECOMMUNICATIONS - 2.0%
39,400	Allot Ltd.(a)	336,870

	WHOLESALE - DISCRETIONARY - 2.6%
3,150	Climb Global Solutions, Inc.	336,766
1,995	Copart, Inc.(a)	97,895
		434,661

	TOTAL COMMON STOCKS (Cost $12,115,631)	15,170,650

The accompanying notes are an integral part of these financial statements.

CATALYST INSIDER BUYING FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
		U.S. GOVERNMENT & AGENCIES — 8.8%
	U.S. TREASURY BILLS — 8.8%
1,492,000	United States Treasury Bill(e),(f)	—	10/30/25	$1,471,045
		TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,471,501)		1,471,045

Shares				Fair Value
		SHORT-TERM INVESTMENTS — 29.8%
		COLLATERAL FOR SECURITIES LOANED - 29.2%
4,877,457		Mount Vernon Liquid Assets Portfolio, 4.46% (Cost $4,877,457)(c)		$4,877,457

		MONEY MARKET FUND - 0.6%
97,017		First American Treasury Obligations Fund, Class X, 4.21% (Cost $97,017)(c)		97,017

		TOTAL SHORT-TERM INVESTMENTS (Cost $4,974,474)		4,974,474

		TOTAL INVESTMENTS - 129.4% (Cost $18,561,606)		$21,616,169
		LIABILITIES IN EXCESS OF OTHER ASSETS - (29.4)%		(4,906,805)
		NET ASSETS - 100.0%		$16,709,364

ADR	- American Depositary Receipt

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan. The total fair value of the securities on loan as of June 30, 2025 was $4,787,015.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2025.

(d)	Security was purchased with cash received as collateral for securities on loan at June 30, 2025. Total collateral had a value of $4,877,457 at June 30, 2025.

(e)	Zero coupon bond.

(f)	All or a portion of this investment is a holding of the CIBF Fund Ltd.

The accompanying notes are an integral part of these financial statements.

CATALYST INSIDER BUYING FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

TOTAL RETURN SWAP - (1.1)% +

Shares	Reference Entity	Payment Frequency	Pay Fixed Rate	Upfront Payments	Counterparty	Maturity	Notional Amount	Unrealized Depreciation
7,000	CIBC Macro Hedge Index	Monthly	0.5000%	—	CIBC	11/30/2025	(14,390,526)	$(175,669)
								$(175,669)

The CIBC Macro Hedge Index (“CIBQMCRO”) is a rules based index designed to capitalize on structural inefficiencies and behavioral biases present within the commodity markets. The CIBQMCRO is comprised of five rules-based index components created by CIBC. *

+	This instrument is held by CIBF Fund Ltd.

*	Additional information can be found on https://indices.cibccm.com/CIBQMCRO/

CATALYST ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 100.3%
	OIL & GAS PRODUCERS - 100.3%
185,944	Cheniere Energy, Inc.	$45,281,083
169,810	DT Midstream, Inc.	18,663,817
397,238	Enbridge, Inc.	18,002,826
2,156,405	Energy Transfer, L.P.	39,095,622
564,894	Enterprise Products Partners, L.P.	17,517,363
209,931	Hess Midstream, L.P., Class A	8,084,443
665,578	Kinder Morgan, Inc.	19,567,993
430,740	Kinetik Holdings, Inc.	18,974,097
362,219	MPLX, L.P.	18,657,901
1,258,485	New Fortress Energy, Inc.	4,178,170
4,704,427	NextDecade Corporation(a)	41,916,445
236,414	ONEOK, Inc.	19,298,475
445,057	Pembina Pipeline Corporation	16,694,088
938,873	Plains GP Holdings, L.P., Class A	18,242,302
224,579	South Bow Corporation	5,818,842
211,971	Targa Resources Corporation	36,899,912
370,703	TC Energy Corporation	18,086,599
1,731,290	Venture Global, Inc.	26,973,498
472,420	Western Midstream Partners, L.P.	18,282,654
318,041	Williams Companies, Inc. (The)	19,976,157
		430,212,287
	TOTAL COMMON STOCKS (Cost $298,738,279)	430,212,287

	SHORT-TERM INVESTMENT — 0.2%
	MONEY MARKET FUND - 0.2%
651,216	First American Treasury Obligations Fund, Class X, 4.21% (Cost $651,216)(b)	651,216

	TOTAL INVESTMENTS - 100.5% (Cost $299,613,570)	$430,863,503
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(2,202,268)
	NET ASSETS - 100.0%	$428,661,235

LP	- Limited Partnership

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 89.9%
	AEROSPACE & DEFENSE - 0.9%
15,862	Kratos Defense & Security Solutions, Inc.(a)	$736,790

	BEVERAGES - 3.3%
80,000	Arca Continental COM	847,409
4,950,000	Thai Beverage PCL	1,790,742
		2,638,151
	BIOTECH & PHARMA - 12.2%
11,900	Johnson & Johnson	1,817,725
22,002	Novartis A.G. - ADR	2,662,462
59,750	Sanofi - ADR	2,886,523
158,000	Takeda Pharmaceutical Company Ltd. - ADR	2,442,680
		9,809,390
	CHEMICALS - 2.5%
55,000	Mosaic Company (The)	2,006,400

	CONSTRUCTION MATERIALS - 1.7%
82,010	MDU Resources Group, Inc.	1,367,107

	DIVERSIFIED INDUSTRIALS - 3.0%
2,602	Eaton Corporation PLC	928,888
6,400	Honeywell International, Inc.	1,490,432
		2,419,320
	ELECTRICAL EQUIPMENT - 0.7%
4,856	Daikin Industries Ltd.	574,001

	ENGINEERING & CONSTRUCTION - 4.8%
20,502	Everus Construction Group, Inc.(a)	1,302,492
69,675	Tetra Tech, Inc.	2,505,513
		3,808,005
	ENTERTAINMENT CONTENT - 1.2%
142,700	Bollore S.E.	895,867
25,500	Vivendi S.A. - ADR	85,680
		981,547

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 89.9% (Continued)
	FOOD - 5.9%
384,700	GrainCorp Ltd.	$1,969,834
28,000	Nestle S.A. - ADR	2,780,960
		4,750,794
	GAS & WATER UTILITIES - 3.0%
28,270	National Fuel Gas Company	2,394,752

	HOME CONSTRUCTION - 0.9%
14,000	Fortune Brands Innovations, Inc.	720,720

	HOUSEHOLD PRODUCTS - 2.0%
26,000	Unilever plc - ADR	1,590,420

	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
2,775	CME Group, Inc.	764,846

	INSURANCE - 1.3%
3,000	Aon PLC, Class A	1,070,280

	INTERNET MEDIA & SERVICES - 6.7%
8,124	Alphabet, Inc., Class C	1,441,116
5,428	Meta Platforms, Inc., Class A	4,006,353
		5,447,469
	LEISURE FACILITIES & SERVICES - 2.2%
152,640	Arcos Dorados Holdings, Inc., Class A	1,204,329
19,000	Six Flags Entertainment Corporation	578,170
		1,782,499
	MEDICAL EQUIPMENT & DEVICES - 2.8%
26,425	Medtronic PLC	2,303,467

	METALS & MINING - 3.0%
29,000	Freeport-McMoRan, Inc.	1,257,149
188,340	Grupo Mexico S.A.B. de C.V., Class B	1,136,495
		2,393,644

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 89.9% (Continued)
	OIL & GAS PRODUCERS - 2.7%
13,327	Chevron Corporation	$1,908,293
3,000	ConocoPhillips	269,220
		2,177,513
	PUBLISHING & BROADCASTING - 0.7%
256,280	Louis Hachette Group	524,785

	RETAIL - CONSUMER STAPLES - 5.1%
11,000	PriceSmart, Inc.	1,155,440
225,000	Wal-Mart de Mexico S.A.B. de C.V.	744,253
23,000	Walmart, Inc.	2,248,940
		4,148,633
	RETAIL - DISCRETIONARY - 1.0%
2,104	Home Depot, Inc. (The)	771,411

	SEMICONDUCTORS - 3.7%
6,354	Applied Materials, Inc.	1,163,227
9,098	Micron Technology, Inc.	1,121,329
1,500	Tokyo Electron Ltd.(b)	288,273
4,000	Tokyo Electron Ltd. - ADR	384,520
		2,957,349
	SOFTWARE - 4.4%
7,110	Microsoft Corporation	3,536,584

	TECHNOLOGY HARDWARE - 3.9%
44,810	Cisco Systems, Inc.	3,108,918

	TECHNOLOGY SERVICES - 2.6%
8,688	Fidelity National Information Services, Inc.	707,290
3,900	Visa, Inc., Class A	1,384,695
		2,091,985
	TELECOMMUNICATIONS - 2.9%
152,000	Orange S.A. - ADR	2,308,880

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 89.9% (Continued)
	TOBACCO & CANNABIS - 1.6%
32,463	Imperial Brands plc - ADR	$1,280,990

	WHOLESALE - CONSUMER STAPLES - 2.2%
22,003	Bunge Global S.A.	1,766,401

	TOTAL COMMON STOCKS (Cost $52,334,189)	72,233,051

	EXCHANGE-TRADED FUNDS — 5.3%
	COMMODITY - 4.7%
58,000	SPDR Gold MiniShares Trust(a)	3,800,160

	FIXED INCOME - 0.6%
5,000	SPDR Bloomberg 1-3 Month T-Bill ETF	458,650

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,674,839)	4,258,810

Shares		Fair Value
	PREFERRED STOCKS — 2.0%

	HOUSEHOLD PRODUCTS — 2.0%
20,600	Henkel A.G. & Company KGaA	1,617,428

	TOTAL PREFERRED STOCKS (Cost $1,686,122)	1,617,428

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS(Continued)
June 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENT — 2.8%
	MONEY MARKET FUND - 2.8%
2,262,287	First American Treasury Obligations Fund, Class X, 4.21% (Cost $2,262,287)(b)	$2,262,287

	TOTAL INVESTMENTS - 100.0% (Cost $58,957,437)	$80,371,576
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%	(10,532)
	NET ASSETS - 100.0%	$80,361,044

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

PLC	- Public Limited Company

S/A	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.

The accompanying notes are an integral part of these financial statements.

CATALYST/LYONS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6%
	AEROSPACE & DEFENSE - 2.7%
2,948	Howmet Aerospace, Inc.	$548,711

	APPAREL & TEXTILE PRODUCTS - 3.3%
6,473	Crocs, Inc.(a)	655,585

	COMMERCIAL SUPPORT SERVICES - 5.1%
4,425	Waste Management, Inc.	1,012,529

	E-COMMERCE DISCRETIONARY - 2.5%
2,271	Amazon.com, Inc.(a)	498,235

	ELECTRICAL EQUIPMENT - 6.3%
9,850	Vertiv Holdings Company	1,264,839

	HEALTH CARE FACILITIES & SERVICES - 7.7%
2,674	HCA Healthcare, Inc.	1,024,409
714	McKesson Corporation	523,205
		1,547,614
	INDUSTRIAL INTERMEDIATE PROD - 5.6%
13,966	Mueller Industries, Inc.	1,109,878

	INDUSTRIAL SUPPORT SERVICES - 4.8%
926	WW Grainger, Inc.	963,262

	INTERNET MEDIA & SERVICES - 8.3%
2,811	Alphabet, Inc., Class A	495,383
1,564	Meta Platforms, Inc., Class A	1,154,372
		1,649,755
	LEISURE FACILITIES & SERVICES - 10.0%
4,533	Darden Restaurants, Inc.	988,058
3,717	Marriott International, Inc., Class A	1,015,522
		2,003,580

The accompanying notes are an integral part of these financial statements.

CATALYST/LYONS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS(Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	RETAIL - CONSUMER STAPLES - 4.7%
939	Costco Wholesale Corporation	$929,554

	RETAIL - DISCRETIONARY - 10.7%
303	AutoZone, Inc.(a)	1,124,805
5,913	Penske Automotive Group, Inc.	1,015,913
		2,140,718
	SEMICONDUCTORS - 7.3%
919	KLA Corporation	823,185
4,001	NVIDIA Corporation	632,118
		1,455,303
	SOFTWARE - 11.3%
2,522	Cadence Design Systems, Inc.(a)	777,154
1,051	Crowdstrike Holdings, Inc., Class A(a)	535,285
1,910	Microsoft Corporation	950,053
		2,262,492
	TECHNOLOGY HARDWARE - 4.1%
4,000	Apple, Inc.	820,680

	TECHNOLOGY SERVICES - 5.2%
4,262	Broadridge Financial Solutions, Inc.	1,035,793

	TOTAL COMMON STOCKS (Cost $15,580,596)	19,898,528

	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
100,326	First American Treasury Obligations Fund, Class X, 4.21% (Cost $100,326)(b)	100,326

	TOTAL INVESTMENTS - 100.1% (Cost $15,680,922)	$19,998,854
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(25,733)
	NET ASSETS - 100.0%	$19,973,121

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.

The accompanying notes are an integral part of these financial statements.

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5%
	AEROSPACE & DEFENSE - 3.8%
2,930	TransDigm Group, Inc.	$4,455,475

	APPAREL & TEXTILE PRODUCTS - 3.0%
13,030	Ralph Lauren Corporation	3,573,868

	ASSET MANAGEMENT - 8.6%
34,055	Apollo Global Management, Inc.(b)	4,831,383
5,300	LPL Financial Holdings, Inc.	1,987,341
35,350	Robinhood Markets, Inc., Class A(a)	3,309,821
		10,128,545
	BANKING - 3.0%
57,805	HSBC Holdings plc - ADR(b)	3,513,966

	BIOTECH & PHARMA - 3.5%
17,700	Corcept Therapeutics, Inc.(a),(b)	1,299,180
23,350	Novartis A.G. - ADR	2,825,584
		4,124,764
	CONSUMER SERVICES - 1.0%
8,100	Stride, Inc.(a),(b)	1,176,039

	E-COMMERCE DISCRETIONARY - 4.8%
25,780	Amazon.com, Inc.(a)	5,655,875

	ELECTRICAL EQUIPMENT - 4.8%
57,515	Amphenol Corporation, Class A	5,679,606

	ENGINEERING & CONSTRUCTION - 4.2%
5,325	EMCOR Group, Inc.	2,848,289
9,050	Sterling Infrastructure, Inc.(a),(b)	2,088,107
		4,936,396
	ENTERTAINMENT CONTENT - 3.5%
25,580	Sea Ltd. - ADR(a)	4,091,265

The accompanying notes are an integral part of these financial statements.

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 5.4%
21,625	Cardinal Health, Inc.	$3,633,000
15,225	Quest Diagnostics, Inc.(b)	2,734,867
		6,367,867
	HEALTH CARE REIT - 1.5%
28,250	Ventas, Inc.(b)	1,783,988

	INSURANCE - 3.3%
35,020	Brown & Brown, Inc.	3,882,667

	INTERNET MEDIA & SERVICES - 5.7%
11,075	Expedia Group, Inc.	1,868,131
14,900	Reddit, Inc., Class A	2,243,493
9,225	VeriSign, Inc.	2,664,180
		6,775,804
	LEISURE FACILITIES & SERVICES - 2.3%
12,425	Darden Restaurants, Inc.	2,708,277

	OIL & GAS PRODUCERS - 3.1%
123,700	Kinder Morgan, Inc.	3,636,780

	RETAIL - CONSUMER STAPLES - 3.0%
3,650	Costco Wholesale Corporation	3,613,281

	SEMICONDUCTORS - 5.5%
28,700	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	6,500,262

	SOFTWARE - 9.2%
7,630	Crowdstrike Holdings, Inc., Class A(a)	3,886,035
7,875	Duolingo, Inc.(a)	3,228,908
14,450	Palantir Technologies, Inc., Class A(a)	1,969,824
21,525	SS&C Technologies Holdings, Inc.	1,782,270
		10,867,037

The accompanying notes are an integral part of these financial statements.

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	SPECIALTY FINANCE - 4.0%
14,930	American Express Company	$4,762,371

	TECHNOLOGY HARDWARE - 12.0%
54,875	Corning, Inc.	2,885,876
12,425	F5, Inc.(a)	3,656,926
107,665	Flex Ltd.(a)	5,374,636
5,000	Motorola Solutions, Inc.	2,102,300
		14,019,738
	TRANSPORTATION EQUIPMENT - 1.7%
9,500	Westinghouse Air Brake Technologies Corporation	1,988,825

	WHOLESALE - CONSUMER STAPLES - 2.6%
39,175	US Foods Holding Corporation(a)	3,016,868

	TOTAL COMMON STOCKS (Cost $85,177,453)	117,259,564

	SHORT-TERM INVESTMENTS — 13.4%
	COLLATERAL FOR SECURITIES LOANED - 12.7%
15,042,987	Mount Vernon Liquid Assets Portfolio, , 4.46% (Cost $15,042,987)(c)(d)	15,042,987

	MONEY MARKET FUNDS - 0.7%
791,829	First American Treasury Obligations Fund, Class X, 4.21% (Cost $791,829)(c)	791,829

	TOTAL SHORT-TERM INVESTMENTS (Cost $15,834,816)	15,834,816

	TOTAL INVESTMENTS - 112.9% (Cost $101,012,269)	$133,094,380
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.9)%	(15,244,628)
	NET ASSETS - 100.0%	$117,849,752

ADR	- American Depositary Receipt

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan. The total fair value of the securities on loan as of June 30, 2025 was $14,729,386.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2025.

(d)	Security was purchased with cash received as collateral for securities on loan at June 30, 2025. Total collateral had a value of $15,042,987 at June 30, 2025.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities
June 30, 2025

	Catalyst Insider	Catalyst Energy	Catalyst/MAP
	Buying Fund	Infrastructure Fund	Global Equity Fund
	(Consolidated)
ASSETS:
Investment in Securities, at Cost	$18,561,606	$299,613,570	$58,957,437
Investment in Securities, at Value	$21,616,169	$430,863,503	$80,371,576
Cash	156,818	196,941	—
Foreign Currency, at value (at cost $0, $0, $608,862)	—	—	3,854
Receivable for Fund shares sold	48,549	455,489	18,689
Dividends and interest receivable	2,045	437,681	233,894
Due from Manager	5,372	—	—
Prepaid expenses and other assets	19,632	69,390	16,629
Total Assets	21,848,585	432,023,004	80,644,642

LIABILITIES:
Payable upon return of securities loaned (Market value of securities on loan $4,787,015, $0, $0)	4,877,457	—	—
Unrealized depreciation on swap contracts	175,669	—	—
Payable for Fund shares redeemed	46,240	2,776,392	191,289
Investment advisory fees payable	—	412,558	38,305
Trustee fee payable	3,907	3,932	3,990
Payable to related parties	7,664	28,710	11,108
Compliance Officer fees payable	46	41	34
Accrued 12b-1 fees	6,259	69,529	10,065
Accrued expenses and other liabilities	21,979	70,607	28,807
Total Liabilities	5,139,221	3,361,769	283,598

Net Assets	$16,709,364	$428,661,235	$80,361,044

NET ASSETS CONSIST OF:
Paid in capital	$59,596,482	$294,570,637	$56,174,019
Accumulated earnings (deficits)	(42,887,118)	134,090,598	24,187,025
Net Assets	$16,709,364	$428,661,235	$80,361,044

Class A
Net Assets	$11,384,357	$41,952,539	$11,218,714
Shares of beneficial interest outstanding (a)	486,042	1,471,711	584,582
Net asset value per share (Net assets/shares outstanding)	$23.42	$28.51	$19.19
Maximum offering price per share (b)	$24.85	$30.25	$20.36
Minimum redemption price per share (c)	$23.19	$28.22	$19.00

Class C
Net Assets	$596,927	$32,478,630	$6,090,765
Shares of beneficial interest outstanding (a)	27,229	1,141,371	328,567
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$21.92	$28.46	$18.54

Class I
Net Assets	$4,728,080	$354,230,066	$63,051,565
Shares of beneficial interest outstanding (a)	196,422	12,366,547	3,274,709
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$24.07	$28.64	$19.25

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(c)	Investments in Class A shares made at or above $1 million breakpoint where you do not pay an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Continued)
June 30, 2025

	Catalyst/Lyons	Catalyst
	Tactical	Dynamic Alpha
	Allocation Fund	Fund
ASSETS:
Investment in Securities, at Cost	$15,680,922	$101,012,269
Investment in Securities, at Value	$19,998,854	$133,094,380
Receivable for Fund shares sold	75,215	1,889
Dividends and interest receivable	4,587	65,595
Prepaid expenses and other assets	19,752	29,168
Total Assets	20,098,408	133,191,032

LIABILITIES:
Payable upon return of securities loaned (Market value of securities on loan $0, $14,729,386)	—	15,042,987
Payable for Fund shares redeemed	82,681	119,581
Investment advisory fees payable	6,639	83,662
Trustee fee payable	4,225	3,949
Payable to related parties	6,418	11,267
Compliance Officer fees payable	34	68
Accrued 12b-1 fees	7,353	44,550
Accrued expenses and other liabilities	17,937	35,216
Total Liabilities	125,287	15,341,280

Net Assets	$19,973,121	$117,849,752

NET ASSETS CONSIST OF:
Paid in capital	$15,988,100	$76,948,214
Accumulated earnings	3,985,021	40,901,538
Net Assets	$19,973,121	$117,849,752

Class A
Net Assets	$7,258,196	$60,342,063
Shares of beneficial interest outstanding (a)	453,540	2,551,448
Net asset value per share (Net assets/shares outstanding)	$16.00	$23.65
Maximum offering price per share (b)	$16.98	$25.09
Minimum redemption price per share (c)	$15.84	$23.41

Class C
Net Assets	$5,122,747	$15,408,827
Shares of beneficial interest outstanding (a)	338,336	762,152
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$15.14	$20.22

Class I
Net Assets	$7,592,178	$42,098,862
Shares of beneficial interest outstanding (a)	472,671	1,736,148
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$16.06	$24.25

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(c)	Investments in Class A shares made at or above $1 million breakpoint where you do not pay an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations
For the Year Ended June 30, 2025

	Catalyst Insider	Catalyst Energy	Catalyst/MAP
	Buying Fund	Infrastructure Fund	Global Equity Fund
	(Consolidated)
Investment Income:
Dividend income	$122,392	$13,573,998	$3,889,146 *
Interest income	61,979	53,535	51,032
Securities lending - net	5,807	—	—
Foreign tax withheld	(5,595)	(502,070)	(329,003)
Total Investment Income	184,583	13,125,463	3,611,175

Operating Expenses:
Investment advisory fees	165,146	4,551,173	768,093
12b-1 fees:
Class A	25,741	97,682	26,321
Class C	11,458	328,663	65,760
Registration fees	51,855	70,471	46,612
Legal fees	37,745	22,568	23,497
Financial administration/Fund accounting fees	35,463	110,734	50,662
Networking fees	19,291	327,901	71,532
Trustees’ fees	15,502	15,502	15,502
Audit fees	8,666	17,133	10,428
Compliance officer fees	6,127	19,320	10,175
Printing expense	6,073	41,775	6,021
Transfer agent fees	4,896	19,706	10,772
Custody fees	3,998	23,961	14,609
Legal administration/Management services fees	2,828	62,221	13,150
Interest expense	1,295	4,285	795
Insurance expense	449	8,410	1,998
Miscellaneous expense	3,573	4,352	3,468
Total Operating Expenses	400,106	5,725,857	1,139,395
Less: Fees waived by Advisor	(150,325)	(83,422)	(309,046)
Net Operating Expenses	249,781	5,642,435	830,349

Net Investment Income (Loss)	(65,198)	7,483,028	2,780,826

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Options Written, and Foreign Currency Translations:
Net realized gain (loss) from:
Investments	1,893,106	21,517,989	4,437,643
Options written	—	—	(62,108)
Swap contracts	(1,377,198)	—	—
Foreign currency transactions	(84)	(8,531)	(7,248)
Net realized gain	515,824	21,509,458	4,368,287

Net change in unrealized appreciation (depreciation) on:
Investments	1,540,929	35,759,225	4,438,505
Options written	—	—	(26,856)
Swap contracts	(175,669)	—	—
Foreign currency translations	27	—	1,046
Net change in unrealized appreciation	1,365,287	35,759,225	4,412,695

Net Realized and Unrealized Gain on Investments	1,881,111	57,268,683	8,780,982

Net Increase in Net Assets Resulting From Operations	$1,815,913	$64,751,711	$11,561,808

*	Includes $1,750,581 of non-cash income.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations (Continued)
For the Year Ended June 30, 2025

	Catalyst/Lyons	Catalyst
	Tactical	Dynamic Alpha
	Allocation Fund	Fund
Investment Income:
Dividend Income	$231,805	$1,365,965
Interest Income	38,093	35,771
Securities lending - net	—	26,393
Foreign tax withheld	—	(30,386)
Total Investment Income	269,898	1,397,743

Operating Expenses:
Investment advisory fees	323,315	1,229,749
12b-1 fees:
Class A	18,251	152,839
Class C	83,322	173,156
Registration fees	53,913	57,071
Financial administration/Fund accounting fees	30,526	54,410
Legal fees	26,375	25,953
Networking fees	23,996	88,009
Trustees’ fees	15,802	15,502
Interest expense	14,740	1,154
Compliance officer fees	11,910	14,023
Audit fees	7,369	11,772
Transfer agent fees	5,976	8,845
Legal administration/Management services fees	4,434	21,057
Custody fees	3,854	7,255
Printing expense	2,737	7,260
Insurance expense	778	3,199
Miscellaneous expense	3,827	3,470
Total Operating Expenses	631,125	1,874,724
Less: Fees waived by Advisor	(184,483)	(158,458)
Net Operating Expenses	446,642	1,716,266

Net Investment Loss	(176,744)	(318,523)

Realized and Unrealized Gain on Investments and Purchased Options:
Net realized gain from:
Investments	1,404,582	15,638,735
Purchased Options	(181,861)	—
Net realized gain	1,222,721	15,638,735

Net change in unrealized appreciation (depreciation) on:
Investments	(257,463)	(5,294,041)
Net change in unrealized depreciation	(257,463)	(5,294,041)

Net Realized and Unrealized Gain on Investments	965,258	10,344,694

Net Increase in Net Assets Resulting From Operations	$788,514	$10,026,171

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets

	Catalyst Insider Buying Fund		Catalyst Energy Infrastructure Fund		Catalyst/MAP Global Equity Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
	(Consolidated)
Operations:
Net investment income (loss)	$(65,198)	$(149,623)	$7,483,028	$6,909,586	$2,780,826	$1,045,130
Net realized gain	515,824	6,169,609	21,509,458	15,061,908	4,368,287	1,176,447
Net change in unrealized appreciation (depreciation)	1,365,287	(1,175,421)	35,759,225	42,074,980	4,412,695	4,391,257
Net increase in net assets resulting from operations	1,815,913	4,844,565	64,751,711	64,046,474	11,561,808	6,612,834

Distributions to Shareholders from:
Return of Capital
Class A	—	—	(1,020,695)	(759,978)	—	—
Class C	—	—	(699,729)	(648,711)	—	—
Class I	—	—	(8,729,385)	(5,267,295)	—	—
Accumulated Earnings
Class A	—	—	(978,847)	(1,068,693)	(764,665)	(228,633)
Class C	—	—	(736,722)	(928,174)	(475,280)	(122,733)
Class I	—	—	(7,070,098)	(7,392,271)	(4,660,904)	(1,471,578)

Total distributions to shareholders	—	—	(19,235,476)	(16,065,122)	(5,900,849)	(1,822,944)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	1,482,524	2,570,982	12,582,748	5,825,371	1,813,222	1,476,305
Class C	194,827	3,686	5,204,028	3,616,743	311,187	445,800
Class I	369,027	3,064,070	148,084,897	46,547,702	10,802,253	7,479,993
Reinvestment of distributions
Class A	—	—	1,622,944	1,419,722	625,586	173,996
Class C	—	—	1,213,939	1,354,563	446,025	112,580
Class I	—	—	13,690,993	10,703,112	4,330,854	1,329,340
Cost of shares redeemed
Class A	(1,873,834)	(3,238,908)	(12,334,211)	(6,509,567)	(2,442,345)	(1,670,105)
Class C	(1,321,167)	(1,228,650)	(8,786,483)	(6,912,895)	(2,181,927)	(1,746,802)
Class I	(2,578,833)	(1,872,857)	(73,672,871)	(46,313,740)	(14,236,964)	(11,532,299)
Net increase (decrease) in net assets from share transactions of beneficial interest	(3,727,456)	(701,677)	87,605,984	9,731,011	(532,109)	(3,931,192)

Total Increase (Decrease) in Net Assets	(1,911,543)	4,142,888	133,122,219	57,712,363	5,128,850	858,698

Net Assets:
Beginning of year	18,620,907	14,478,019	295,539,016	237,826,653	75,232,194	74,373,496
End of year	$16,709,364	$18,620,907	$428,661,235	$295,539,016	$80,361,044	$75,232,194

Share Activity:
Class A
Shares Sold	69,228	128,197	443,360	259,288	102,943	86,090
Shares Reinvested	—	—	59,009	65,678	35,547	10,622
Shares Redeemed	(89,229)	(176,238)	(448,834)	(303,530)	(132,863)	(98,425)
Net increase (decrease) in shares of Beneficial interest	(20,001)	(48,041)	53,535	21,436	5,627	(1,713)

Class C
Shares Sold	9,902	237	191,001	171,646	17,612	27,004
Shares Reinvested	—	—	44,338	62,853	26,177	7,076
Shares Redeemed	(66,038)	(74,130)	(321,354)	(310,264)	(126,774)	(104,774)
Net decrease in shares of Beneficial interest	(56,136)	(73,893)	(86,015)	(75,765)	(82,985)	(70,694)

Class I
Shares Sold	17,004	146,516	5,233,409	2,111,566	592,020	441,248
Shares Reinvested	—	—	494,314	493,203	245,855	80,959
Shares Redeemed	(120,029)	(101,800)	(2,645,363)	(2,158,830)	(791,231)	(679,874)
Net increase (decrease) in shares of Beneficial interest	(103,025)	44,716	3,082,360	445,939	46,644	(157,667)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/Lyons Tactical Allocation Fund		Catalyst Dynamic Alpha Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Operations:
Net investment income (loss)	$(176,744)	$58,902	$(318,523)	$(29,675)
Net realized gain (loss)	1,222,721	(237,679)	15,638,735	8,025,612
Net change in unrealized appreciation (depreciation)	(257,463)	3,320,475	(5,294,041)	11,097,833
Net increase in net assets resulting from operations	788,514	3,141,698	10,026,171	19,093,770

Distributions to Shareholders from:
Return of capital
Class A	(1,389)	—	—	—
Class C	—	—	—	—
Class I	(23,313)	—	—	—
Accumulated Earnings
Class A	—	(57,152)	(5,468,144)	(2,696)
Class C	—	(32,899)	(1,859,574)	—
Class I	—	(118,395)	(4,241,158)	(140,508)

Total distributions to shareholders	(24,702)	(208,446)	(11,568,876)	(143,204)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	2,341,088	2,633,635	9,002,929	12,178,400
Class C	211,658	361,091	864,946	2,144,433
Class I	2,434,081	11,211,887	11,197,668	11,002,833
Reinvestment of distributions
Class A	1,340	54,870	5,314,869	2,629
Class C	—	31,829	1,776,938	—
Class I	20,246	101,729	4,014,700	132,129
Cost of shares redeemed
Class A	(2,834,724)	(959,747)	(19,015,167)	(19,266,148)
Class C	(5,721,505)	(5,774,668)	(5,424,114)	(11,644,391)
Class I	(13,973,766)	(6,864,741)	(17,302,293)	(8,687,473)
Net increase (decrease) in net assets from share transactions of beneficial interest	(17,521,582)	795,885	(9,569,524)	(14,137,588)

Total increase (decrease) in Net Assets	(16,757,770)	3,729,137	(11,112,229)	4,812,978

Net Assets:
Beginning of year	36,730,891	33,001,754	128,961,981	124,149,003
End of year	$19,973,121	$36,730,891	$117,849,752	$128,961,981

Share Activity:
Class A
Shares Sold	151,779	177,071	390,969	546,036
Shares Reinvested	84	3,840	224,067	130
Shares Redeemed	(184,209)	(66,193)	(819,056)	(942,368)
Net increase (decrease) in shares of Beneficial interest	(32,346)	114,718	(204,020)	(396,202)

Class C
Shares Sold	14,219	26,727	43,483	108,536
Shares Reinvested	—	2,327	87,276	—
Shares Redeemed	(391,087)	(414,833)	(277,851)	(620,085)
Net decrease in shares of Beneficial interest	(376,868)	(385,779)	(147,092)	(511,549)

Class I
Shares Sold	155,801	756,561	464,413	518,074
Shares Reinvested	1,269	7,104	165,214	6,352
Shares Redeemed	(893,975)	(473,825)	(750,219)	(411,399)
Net increase (decrease) in shares of Beneficial interest	(736,905)	289,840	(120,592)	113,027

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Buying Fund
Consolidated Financial Highlights

For a Share Outstanding Throughout Each Year

	Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Consolidated)
Net asset value, beginning of year	$20.88	$15.02	$11.33	$24.08	$18.49

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.09)	(0.16)	0.07	(0.24)	(0.28)
Net realized and unrealized gain (loss) on investments	2.63	6.02	3.62	(12.51)	5.87
Total from investment operations	2.54	5.86	3.69	(12.75)	5.59

Net asset value, end of year	$23.42	$20.88	$15.02	$11.33	$24.08

Total return (B)	12.11%	39.01%	32.57%	(52.95)%	30.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$11,384	$10,568	$8,322	$7,959	$21,299
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement (C)	2.46%	2.24%	2.29%	1.81%	1.70%
Expenses, net waiver and reimbursement (C)	1.54%	1.54%	1.55%	1.53%	1.53%
Net investment loss, before waiver and reimbursement (C,D)	(1.36)%	(1.62)%	(0.21)%	(1.57)%	(1.47)%
Net investment income (loss), net waiver and reimbursement (C,D)	(0.43)%	(0.92)%	0.53%	(1.29)%	(1.30)%
Portfolio turnover rate	76%	183%	214%	66%	77%

	Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Consolidated)
Net asset value, beginning of year	$19.69	$14.27	$10.85	$23.22	$17.97

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.22)	(0.27)	(0.03)	(0.37)	(0.43)
Net realized and unrealized gain (loss) on investments	2.45	5.69	3.45	(12.00)	5.68
Total from investment operations	2.23	5.42	3.42	(12.37)	5.25

Net asset value, end of year	$21.92	$19.69	$14.27	$10.85	$23.22

Total return (B)	11.27%	37.98%	31.52%	(53.27)%	29.22%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$597	$1,642	$2,244	$2,485	$9,015
Ratios to average net assets (including interest expense)(F)
Expenses, before waiver and reimbursement (C)	3.13%	3.02%	3.04%	2.56%	2.45%
Expenses, net waiver and reimbursement (C)	2.29%	2.29%	2.29%	2.28%	2.28%
Net investment loss, before waiver and reimbursement (C,D)	(1.97)%	(2.41)%	(1.00)%	(2.32)%	(2.22)%
Net investment loss, net waiver and reimbursement (C,D)	(1.13)%	(1.66)%	(0.25)%	(2.04)%	(2.05)%
Portfolio turnover rate	76%	183%	214%	66%	77%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.45%	2.23%	2.28%	1.81%	1.70%
Expenses, net waiver and reimbursement (C)	1.53%	1.53%	1.54%	1.53%	1.53%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	3.12%	3.01%	3.03%	2.56%	2.45%
Expenses, net waiver and reimbursement (C)	2.28%	2.28%	2.28%	2.28%	2.28%

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Buying Fund (Continued)
Consolidated Financial Highlights

For a Share Outstanding Throughout Each Year

	Class I
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Consolidated)
Net asset value, beginning of year	$21.41	$15.36	$11.56	$24.50	$18.77

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.03)	(0.12)	0.10	(0.20)	(0.23)
Net realized and unrealized gain (loss) on investments	2.69	6.17	3.70	(12.74)	5.96
Total from investment operations	2.66	6.05	3.80	(12.94)	5.73

Net asset value, end of year	$24.07	$21.41	$15.36	$11.56	$24.50

Total return (B)	12.42%	39.39%	32.87%	(52.82)%	30.53%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$4,728	$6,411	$3,912	$4,682	$23,773
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement (C)	2.18%	1.97%	2.04%	1.56%	1.45%
Expenses, net waiver and reimbursement (C)	1.29%	1.29%	1.29%	1.28%	1.28%
Net investment loss, before waiver and reimbursement (C,D)	(1.05)%	(1.36)%	(0.01)%	(1.32)%	(1.22)%
Net investment income (loss), net waiver and reimbursement(C,D)	(0.15)%	(0.68)%	0.74%	(1.04)%	(1.05)%
Portfolio turnover rate	76%	183%	214%	66%	77%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.17%	1.96%	2.03%	1.56%	1.45%
Expenses, net waiver and reimbursement (C)	1.28%	1.28%	1.28%	1.28%	1.28%

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Energy Infrastructure Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of year	$24.69	$20.55	$18.02	$17.47	$12.18

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.52	0.57	0.56	0.63	0.59
Net realized and unrealized gain (loss) on investments	4.70	4.93	3.31	1.25	6.00
Total from investment operations	5.22	5.50	3.87	1.88	6.59

LESS DISTRIBUTIONS:
From net investment income	(0.70)	(0.80)	(0.48)	(0.42)	(0.16)
From return of capital	(0.70)	(0.56)	(0.86)	(0.91)	(1.14)
Total distributions	(1.40)	(1.36)	(1.34)	(1.33)	(1.30)

Net asset value, end of year	$28.51	$24.69	$20.55	$18.02	$17.47

Total return (B)	21.51%	27.93%	22.08%	11.07%	58.01%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$41,953	$35,015	$28,702	$26,527	$30,687
Ratios to average net assets (including interest expense)(C)
Expenses, before waiver and reimbursement	1.70%	1.73%	1.75%	1.73%	1.81%
Expenses, net waiver and reimbursement	1.68%	1.68%	1.69%	1.68%	1.68%
Net investment income, before waiver and reimbursement	1.88%	2.58%	2.78%	3.46%	4.16%
Net investment income, net waiver and reimbursement	1.90%	2.64%	2.84%	3.51%	4.28%
Portfolio turnover rate	16%	22%	18%	25%	32%

	Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of year	$24.65	$20.52	$18.00	$17.45	$12.17

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.32	0.41	0.41	0.49	0.48
Net realized and unrealized gain (loss) on investments	4.69	4.92	3.31	1.26	6.00
Total from investment operations	5.01	5.33	3.72	1.75	6.48

LESS DISTRIBUTIONS:
From net investment income	(0.60)	(0.70)	(0.43)	(0.38)	(0.15)
From return of capital	(0.60)	(0.50)	(0.77)	(0.82)	(1.05)
Total distributions	(1.20)	(1.20)	(1.20)	(1.20)	(1.20)

Net asset value, end of year	$28.46	$24.65	$20.52	$18.00	$17.45

Total return (B)	20.61%	26.99%	21.15%	10.26%	56.78%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$32,479	$30,257	$26,745	$22,817	$21,492
Ratios to average net assets (including interest expense)(D)
Expenses, before waiver and reimbursement	2.45%	2.48%	2.50%	2.48%	2.56%
Expenses, net waiver and reimbursement	2.43%	2.43%	2.44%	2.43%	2.43%
Net investment income, before waiver and reimbursement	1.14%	1.84%	2.03%	2.67%	3.40%
Net investment income, net waiver and reimbursement	1.16%	1.89%	2.09%	2.72%	3.52%
Portfolio turnover rate	16%	22%	18%	25%	32%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.70%	1.73%	1.75%	1.73%	1.80%
Expenses, net waiver and reimbursement	1.68%	1.68%	1.69%	1.68%	1.67%

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.44%	2.48%	2.50%	2.48%	2.55%
Expenses, net waiver and reimbursement	2.43%	2.43%	2.44%	2.43%	2.42%

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Energy Infrastructure Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class I
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of year	$24.80	$20.64	$18.09	$17.53	$12.22

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.60	0.63	0.61	0.68	0.62
Net realized and unrealized gain (loss) on investments	4.71	4.94	3.34	1.26	6.03
Total from investment operations	5.31	5.57	3.95	1.94	6.65

LESS DISTRIBUTIONS:
From net investment income	(0.73)	(0.82)	(0.50)	(0.44)	(0.17)
From return of capital	(0.74)	(0.59)	(0.90)	(0.94)	(1.17)
Total distributions	(1.47)	(1.41)	(1.40)	(1.38)	(1.34)

Net asset value, end of year	$28.64	$24.80	$20.64	$18.09	$17.53

Total return (B)	21.80%	28.21%	22.42%	11.37%	58.39%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$354,230	$230,267	$182,380	$154,931	$103,297
Ratios to average net assets (including interest expense)(C)
Expenses, before waiver and reimbursement	1.45%	1.48%	1.50%	1.48%	1.55%
Expenses, net waiver and reimbursement	1.43%	1.43%	1.44%	1.43%	1.43%
Net investment income, before waiver and reimbursement	2.15%	2.84%	3.03%	3.65%	4.32%
Net investment income, net waiver and reimbursement	2.18%	2.89%	3.09%	3.70%	4.43%
Portfolio turnover rate	16%	22%	18%	25%	32%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.45%	1.48%	1.50%	1.48%	1.55%
Expenses, net waiver and reimbursement	1.43%	1.43%	1.44%	1.43%	1.42%

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Equity Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of year	$17.85	$16.74	$15.55	$17.10	$13.28

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.62	0.22	0.25	0.20	0.16
Net realized and unrealized gain (loss) on investments	2.11	1.29	0.94	(1.44)	3.93
Total from investment operations	2.73	1.51	1.19	(1.24)	4.09

LESS DISTRIBUTIONS:
From net investment income	(0.60)	(0.30)	—	(0.31)	(0.27)
From net realized gains on investments	(0.79)	(0.10)	—	—	—
Total distributions	(1.39)	(0.40)	—	(0.31)	(0.27)

Net asset value, end of year	$19.19	$17.85	$16.74	$15.55	$17.10

Total return (B)	16.18%	9.24%	7.65%	(7.41)%	31.10%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$11,219	$10,332	$9,719	$8,845	$10,172
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement (C)	1.61%	1.60%	1.59%	1.57%	1.63%
Expenses, net waiver and reimbursement (C)	1.21%	1.21%	1.21%	1.21%	1.21%
Net investment income, before waiver and reimbursement (C,D)	3.04%	0.89%	1.20%	0.83%	0.60%
Net investment income, net waiver and reimbursement (C,D)	3.44%	1.28%	1.58%	1.19%	1.02%
Portfolio turnover rate	30%	22%	27%	10%	14%

	Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of year	$17.26	$16.19	$15.16	$16.67	$12.95

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.49	0.09	0.12	0.07	0.04
Net realized and unrealized gain (loss) on investments	2.03	1.25	0.91	(1.40)	3.85
Total from investment operations	2.52	1.34	1.03	(1.33)	3.89

LESS DISTRIBUTIONS:
From net investment income	(0.45)	(0.17)	—	(0.18)	(0.17)
From net realized gains on investments	(0.79)	(0.10)	—	—	—
Total distributions	(1.24)	(0.27)	—	(0.18)	(0.17)

Net asset value, end of year	$18.54	$17.26	$16.19	$15.16	$16.67

Total return (B)	15.37%	8.40%	6.79%	(8.07)%	30.18%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$6,091	$7,104	$7,808	$8,279	$10,321
Ratios to average net assets (including interest expense)(F)
Expenses, before waiver and reimbursement (C)	2.36%	2.35%	2.34%	2.32%	2.38%
Expenses, net waiver and reimbursement (C)	1.96%	1.96%	1.96%	1.96%	1.96%
Net investment income (loss), before waiver and reimbursement (C,D)	2.37%	0.15%	0.40%	0.05%	(0.13)%
Net investment income, net waiver and reimbursement (C,D)	2.77%	0.54%	0.78%	0.41%	0.29%
Portfolio turnover rate	30%	22%	27%	10%	14%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	1.61%	1.60%	1.59%	1.57%
Expenses, net waiver and reimbursement (C)	1.21%	1.21%	1.21%	1.21%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.36%	2.35%	2.34%	2.32%
Expenses, net waiver and reimbursement (C)	1.96%	1.96%	1.96%	1.96%

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Equity Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class I
	For the	For the		For the	For the	For the
	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024		June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of year	$17.90	$16.79		$15.56	$17.11	$13.29

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.68	0.26		0.29	0.25	0.21
Net realized and unrealized gain (loss) on investments	2.11	1.29		0.94	(1.45)	3.92
Total from investment operations	2.79	1.55		1.23	(1.20)	4.13

LESS DISTRIBUTIONS:
From net investment income	(0.65)	(0.34)		—	(0.35)	(0.31)
From net realized gains on investments	(0.79)	(0.10)		—	—	—
Total distributions	(1.44)	(0.44)		—	(0.35)	(0.31)

Net asset value, end of year	$19.25	$17.90		$16.79	$15.56	$17.11

Total return (B)	16.44%	9.49	% (F)	7.90%	(7.15)%	31.42%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$63,052	$57,796		$56,847	$54,994	$51,380
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement (C)	1.36%	1.35%		1.34%	1.32%	1.37%
Expenses, net waiver and reimbursement (C)	0.96%	0.96%		0.96%	0.96%	0.96%
Net investment income, before waiver and reimbursement (C)(D)	3.34%	1.15%		1.44%	1.12%	0.96%
Net investment income, net waiver and reimbursement (C)(D)	3.74%	1.54%		1.82%	1.48%	1.38%
Portfolio turnover rate	30%	22%		27%	10%	14%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	1.36%	1.35%	1.34%	1.32%
Expenses, net waiver and reimbursement (C)	0.96%	0.96%	0.96%	0.96%

(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Lyons Tactical Allocation Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

Class A
For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of year	$15.43	$14.09	$15.25	$19.01	$11.75

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.09)	0.06	0.20	(0.06)	(0.03)
Net realized and unrealized gain (loss) on investments	0.66	1.43	(G)	0.31	(3.59)	5.81
Total from investment operations	0.57	1.49	0.51	(3.65)	5.78

LESS DISTRIBUTIONS:
From net investment income	—	(H)	(0.15)	—	—	—
From net realized gains on investments	—	—	(1.67)	(0.11)	(0.58)
From return of capital	(0.00	) (H)	—	—	—	—
Total distributions	(0.00)	(0.15)	(1.67)	(0.11)	(0.58)

Net asset value, end of year	$16.00	$15.43	$14.09	$15.25	$16.95

Total return (B)	3.71%	10.65%	3.84%	(19.33)%	42.45%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$7,258	$7,495	$5,229	$6,317	$8,874
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement (C)	2.32%	2.09%	2.01%	1.90%	1.94%
Expenses, net waiver and reimbursement (C)	1.59%	1.56%	1.53%	1.53%	1.53%
Net investment income (loss), before waiver and reimbursement (C,D)	(1.30)%	(0.15)%	0.91%	(0.70)%	(0.62)%
Net investment income (loss), net waiver and reimbursement (C,D)	(0.56)%	0.38%	1.39%	(0.33)%	(0.20)%
Portfolio turnover rate	69%	17%	94%	54%	32%

Class C
For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of year	$14.70	$13.42	$14.71	$18.48	$13.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.19)	(0.05)	0.09	(0.19)	(0.16)
Net realized and unrealized gain (loss) on investments	0.63	1.36	(G)	0.29	(3.47)	5.69
Total from investment operations	0.44	1.31	0.38	(3.66)	5.53

LESS DISTRIBUTIONS:
From net investment income	—	(0.03)	—	—	—
From net realized gains on investments	—	—	(1.67)	(0.11)	(0.58)
Total distributions	—	(0.03)	(1.67)	(0.11)	(0.58)

Net asset value, end of year	$15.14	$14.70	$13.42	$14.71	$18.48

Total return (B)	2.99%	9.81%	3.05%	(19.94)%	41.46%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$5,123	$10,514	$14,775	$16,480	$21,494
Ratios to average net assets (including interest expense) (F)
Expenses, before waiver and reimbursement (C)	3.06%	2.86%	2.76%	2.65%	2.69%
Expenses, net waiver and reimbursement (C)	2.34%	2.32%	2.28%	2.28%	2.28%
Net investment income (loss), before waiver and reimbursement (C,D)	(2.02)%	(0.92)%	0.16%	(1.44)%	(1.37)%
Net investment income (loss), net waiver and reimbursement (C,D)	(1.31)%	(0.38)%	0.64%	(1.07)%	(0.96)%
Portfolio turnover rate	69%	17%	94%	54%	32%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.26%	2.06%	2.01%	1.90%	1.94%
Expenses, net waiver and reimbursement (C)	1.53%	1.53%	1.53%	1.53%	1.53%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	3.00%	2.82%	2.76%	2.65%	2.69%
Expenses, net waiver and reimbursement (C)	2.28%	2.28%	2.28%	2.28%	2.28%

(G)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended June 30, 2024, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(H)	Represents an amount less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Lyons Tactical Allocation Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class I
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of year	$15.48	$14.13	$15.26	$18.98	$11.69

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.04)	0.09	0.23	(0.01)	0.01
Net realized and unrealized gain (loss) on investments	0.66	1.44	0.31	(3.60)	5.80
Total from investment operations	0.62	1.53	0.54	(3.61)	5.81

LESS DISTRIBUTIONS:
From net investment income	—	(0.18)	—	—	—
From net realized gains on investments	—	—	(1.67)	(0.11)	(0.58)
From return of capital	(0.04)	—	—	—	—
Total distributions	(0.04)	(0.18)	(1.67)	(0.11)	(0.58)

Net asset value, end of year	$16.06	$15.48	$14.13	$15.26	$16.92

Total return (B)	4.00%	10.95%	4.05%	(19.15)%	42.86%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$7,592	$18,722	$12,998	$17,044	$22,650
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement (C)	2.03%	1.82%	1.75%	1.65%	1.69%
Expenses, net waiver and reimbursement (C)	1.33%	1.30%	1.28%	1.28%	1.28%
Net investment income (loss), before waiver and reimbursement (C,D)	(0.96)%	0.13%	1.15%	(0.44)%	(0.36)%
Net investment income (loss), net waiver and reimbursement (C,D)	(0.26)%	0.64%	1.62%	(0.07)%	0.05%
Portfolio turnover rate	69%	17%	94%	54%	32%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	1.98%	1.79%	1.75%	1.65%	1.69%
Expenses, net waiver and reimbursement (C)	1.28%	1.28%	1.28%	1.28%	1.28%

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Dynamic Alpha Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class A
	For the	For the		For the	For the	For the
	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024		June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of year	$23.68	$20.07		$17.42	$24.69	$20.47

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.06)	0.01		0.06	0.01	(0.13)
Net realized and unrealized gain (loss) on investments	2.23	3.60	(H)	2.81	(0.62)	4.35
Total from investment operations	2.17	3.61		2.87	(0.61)	4.22

LESS DISTRIBUTIONS:
From net investment income	—	(0.00	) (E)	—	—	—
From net realized gains on investments	(2.20)	—		(0.22)	(6.66)	—
Total distributions	(2.20)	(0.00)		(0.22)	(6.66)	—

Net asset value, end of year	$23.65	$23.68		$20.07	$17.42	$24.69

Total return (B)	9.15%	17.99%		16.55%	(6.77)%	20.62%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$60,342	$65,255		$63,267	$65,337	$84,018
Ratios to average net assets (including interest expense)(C)
Expenses, before waiver and reimbursement (F)	1.51%	1.51%		1.52%	1.49%	1.48%
Expenses, net waiver and reimbursement (F)	1.38%	1.38%		1.38%	1.38%	1.38%
Net investment income (loss), before waiver and reimbursement (F,G)	(0.37)%	(0.10)%		0.19%	(0.05)%	(0.67)%
Net investment income (loss), net waiver and reimbursement (F,G)	(0.24)%	0.03%		0.33%	0.06%	(0.58)%
Portfolio turnover rate	92%	63%		79%	85%	116%

	Class C
	For the	For the		For the	For the	For the
	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024		June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of year	$20.68	$17.66		$15.47	$22.74	$18.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.20)	(0.14)		(0.07)	(0.14)	(0.28)
Net realized and unrealized gain (loss) on investments	1.94	3.16	(H)	2.48	(0.47)	4.03
Total from investment operations	1.74	3.02		2.41	(0.61)	3.75

LESS DISTRIBUTIONS:
From net investment income	—	—		—	—	—
From net realized gains on investments	(2.20)	—		(0.22)	(6.66)	—
Total distributions	(2.20)	—		(0.22)	(6.66)	—

Net asset value, end of year	$20.22	$20.68		$17.66	$15.47	$22.74

Total return (B)	8.30%	17.10	% (I)	15.65%	(7.45)%	19.75%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$15,409	$18,806		$25,098	$26,315	$36,180
Ratios to average net assets (including interest expense)(D)
Expenses, before waiver and reimbursement (F)	2.26%	2.26%		2.27%	2.24%	2.23%
Expenses, net waiver and reimbursement (F)	2.13%	2.14%		2.13%	2.13%	2.13%
Net investment loss, before waiver and reimbursement (F,G)	(1.12)%	(0.87)%		(0.56)%	(0.81)%	(1.43)%
Net investment loss, net waiver and reimbursement (F,G)	(0.99)%	(0.74)%		(0.42)%	(0.70)%	(1.33)%
Portfolio turnover rate	92%	63%		79%	85%	116%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (F)	1.51%	1.51%	1.52%	1.49%	1.48%
Expenses, net waiver and reimbursement (F)	1.38%	1.38%	1.38%	1.38%	1.38%

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (F)	2.26%	2.26%	2.27%	2.24%	2.23%
Expenses, net waiver and reimbursement (F)	2.13%	2.13%	2.13%	2.13%	2.13%

(E)	Represents an amount less than $0.01 per share.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended June 30, 2024, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(I)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Dynamic Alpha Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year

Class I
For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of year	$24.18	$20.52	$17.76	$25.00	$20.67

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	—	0.06	0.11	0.07	(0.08)
Net realized and unrealized gain (loss) on investments	2.27	3.68	(F)	2.87	(0.65)	4.41
Total from investment operations	2.27	3.74	2.98	(0.58)	4.33

LESS DISTRIBUTIONS:
From net investment income	—	(0.08)	—	—	—
From net realized gains on investments	(2.20)	—	(0.22)	(6.66)	—
Total distributions	(2.20)	(0.08)	(0.22)	(6.66)	—

Net asset value, end of year	$24.25	$24.18	$20.52	$17.76	$25.00

Total return (B)	9.38%	18.27%	16.85%	(6.54)%	20.95%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$42,099	$44,900	$35,784	$34,899	$51,163
Ratios to average net assets (including interest expense)(C)
Expenses, before waiver and reimbursement (D)	1.26%	1.26%	1.27%	1.24%	1.23%
Expenses, net waiver and reimbursement (D)	1.13%	1.13%	1.13%	1.13%	1.13%
Net investment income (loss), before waiver and reimbursement (D,E)	(0.12)%	0.17%	0.44%	0.18%	(0.43)%
Net investment income (loss), net waiver and reimbursement (D,E)	0.01%	0.30%	0.58%	0.29%	(0.33)%
Portfolio turnover rate	92%	63%	79%	85%	116%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (D)	1.26%	1.26%	1.27%	1.24%	1.23%
Expenses, net waiver and reimbursement (D)	1.13%	1.13%	1.13%	1.13%	1.13%

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended June 30, 2024, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2025

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty-five series. These financial statements include the following five series set forth below (each a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are set forth below. The Funds’ investment advisor is Catalyst Capital Advisors, LLC (the “Advisor” or “CCA”).

Fund	Sub-Advisor	Primary Objective
Catalyst Insider Buying Fund (“Insider Buying”)		Long-term capital appreciation
Catalyst Energy Infrastructure Fund (“Energy Infrastructure”)	SL Advisors, LLC (“SL”)	Current income and capital appreciation
Catalyst/MAP Global Equity Fund (“Global Equity”)	Managed Asset Portfolios, LLC (“MAP”)	Long-term capital appreciation
Catalyst/Lyons Tactical Allocation Fund (“Tactical Allocation”)	Lyons Wealth Management, LLC (“Lyons”)	Long-term capital appreciation
Catalyst Dynamic Alpha Fund (“Dynamic Alpha”)	Cookson, Peirce & Co., Inc. (“CP”)	Long-term capital appreciation

Energy Infrastructure and Dynamic Alpha are each non-diversified series of the Trust and Insider Buying, Global Equity, and Tactical Allocation are each diversified series of the Trust.

Each Fund offers Class A, Class C and Class I shares. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies consistently followed by the Funds and is in accordance with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

a)       Operating Segments- The Funds have adopted Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of the portfolio manager(s) and the Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

b)       Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities including Bank Loans (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end (the “open-end funds”) or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuation represents fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

the exchange. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

In some circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Advisor as valuation designee, pursuant to the Rule 2a-5 procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2025, for each Fund’s assets and liabilities measured at fair value:

Insider Buying
Assets(a)	Total	Level 1	Level 2	Level 3
Common Stocks	$15,170,650	$15,170,650	$—	$—
U.S. Government & Agencies	1,471,044	—	1,471,044	—
Short-Term Investment	97,017	97,017	—	—
Total	$16,738,711	$15,267,667	$—	$—
Collateral for Securities Loaned (b)	4,877,457	—	—	—
Total Assets	$21,616,168	—	—	—
Liabilities(c)	Total	Level 1	Level 2	Level 3
Total Return Swap (c)	$175,669	$—	$175,669	$—
Total Liabilities	$175,669	$—	$175,669	$—

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

Energy Infrastructure
Assets(a)	Total	Level 1	Level 2	Level 3
Common Stocks	$430,212,287	$430,212,287	$—	$—
Short-Term Investment	651,216	651,216	—	—
Total Assets	$430,863,503	$430,863,503	$—	$—

Global Equity
Assets(a)	Total	Level 1	Level 2	Level 3
Common Stocks	$72,233,051	$72,233,051	$—	$—
Exchange-Traded Funds	4,258,810	4,258,810	—	—
Preferred Stocks	1,617,428	1,617,428	—	—
Short-Term Investment	2,262,287	2,262,287	—	—
Total Assets	$80,371,576	$80,371,576	$—	$—

Tactical Allocation
Assets(a)	Total	Level 1	Level 2	Level 3
Common Stocks	$19,898,528	$19,898,528	$—	$—
Short-Term Investment	100,326	100,326	—	—
Total Assets	$19,998,854	$19,998,854	$—	$—

Dynamic Alpha
Assets(a)	Total	Level 1	Level 2	Level 3
Common Stocks	$117,259,564	$117,259,564	$—	$—
Short-Term Investment	791,829	791,829	—	—
Total	$118,051,393	$118,051,393	$—	$—
Collateral for Securities Loaned (b)	15,042,987
Total Assets	$133,094,380

The Funds did not hold any Level 3 securities during the year.

(a)       Refer to the Schedule of Investments for industry security classifications.

(b)       In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

(c)       Amounts shown are cumulative net unrealized appreciation/depreciation on total return swaps contracts open as of June 30, 2025.

c)       Accounting for Options - The Funds are subject to equity price risks in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Funds’ agent in acquiring the options).

Swap Agreements – Insider Buying has entered into total return swap transactions for investment purposes. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Fund segregates liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Fund maximum risk of loss from counterparty credit risk is the unrealized appreciation to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

Consolidation of Subsidiary – CIBF Fund Limited (“CIBF-CBC”) – The Consolidated Schedules of Investments, Consolidated Statements of Asset and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of Insider Buying include the accounts of CIBF-CFC, which is a wholly-owned and controlled foreign subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

Insider Buying may invest up to 25% of its total assets in CIBF-CFC, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of the Insider Buying Fund’ investment in CIBF-CFC is as follows:

	Inception Date of	CFC Net Assets at June	% of Total Net Assets at
	CFC	30, 2025	June 30, 2025
CIBF-CFC	11/5/2024	$ 1,451,919	8.69%

For tax purposes, the CIBF-CFC is an exempted Cayman investment company. The CIBF-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the CIBF-CFC is a controlled foreign corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned controlled foreign corporation, the CIBF-CFC’s net income and capital gain, to the extent of its earnings and profits, will be included each year in Insider Buying’s investment company taxable income.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

CIBC-CFC utilizes commodity-based derivative products to facilitate the Insider Buying’s pursuit of its investment objectives.

In accordance with its investment objectives and through its exposure to the aforementioned commodity-based derivative products, each Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Market Risk - Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural environmental or man-made disasters; climate-change and climate related events; the spread of infectious illnesses or other public health issues; recessions and depressions; tariffs and trade wars; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

Derivatives Risk - Even a small investment in derivatives (including a Fund’s exposure to futures, forwards and options) may give rise to leverage risk (which can increase volatility and magnify a Fund’s potential for loss), counterparty risk (the risk that a counterparty (the other party to a transaction or an agreement or the party with whom a Fund executes transactions) to a transaction with a Fund may be unable or unwilling to make timely principal, interest or settlement payments), and can have a significant impact on a Fund’s performance. Derivatives are also subject to credit risk (the counterparty may default) and liquidity risk (a Fund may not be able to sell the security or otherwise exit the contract in a timely manner).

Swaps Risk - Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify a Fund’s losses. The costs of investing in swaps will be indirectly paid by a Fund.

Wholly-Owned Subsidiary Risk - By investing in CIBF-CFC, Insider Buying is indirectly exposed to the commodities risks associated with the CIBF-CFC’s investments in commodity-related instruments. Shareholders of Insider Buying are indirectly subject to the principal risks of the CIBF-CFC by virtue of Insider Buying’s investment in CIBF-CFC. There can be no assurance that CIBF-CFC’s investments will contribute to Insider Buying’s returns. CIBF-CFC is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of Insider Buying and/or CIBF-CFC to operate as described in this Prospectus and could adversely affect Insider Buying, such as by reducing Insider Buying’s investment returns. Insider Buying and CIBF-CFC are “commodity pools” under the U.S. Commodity Exchange Act, and the Advisor is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to Insider Buying and CIBF-CFC and subject each to CFTC penalties if reporting was found to be deficient.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

Derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at June 30, 2025, were as follows:

				Fair value of asset/liability
Fund	Derivative	Risk Type	Location of derivatives on Statements of Assets and Liabilities	derivatives
Insider Buying
	Total Return Swap	Commodity, Currency	Unrealized depreciation on swap contracts	$(175,669)
			Totals	$(175,669)

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2025, were as follows:

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
Insider Buying
	Total Return Swap Commodity, Currency		Net realized loss on swap contracts	$(1,377,198)
	Total Return Swap Commodity, Currency		Net change in unrealized appreciation on swap contracts	(175,669)
			Totals	$(1,552,867)
Global Equity
	Written Options	Equity	Net realized loss on options written	$(62,108)
	Written Options	Equity	Net change in unrealized depreciation on options written	(26,856)
			Totals	$(88,964)

As of June 30, 2025, the amounts realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The following table presents the Funds’ assets and liabilities available for offset under a master netting arrangement net of collateral pledged as of June 30, 2025:

					Gross Amounts Not Offset in the Consolidated Statements of Assets & Liabilities
					Financial	Cash
		Gross Amounts of	Derivatives available for		Instruments	Collateral
Insider Buying	Counterparty	Recognized Liabilities	Offset	Net Amounts of Liabilities	Pledged	Pledged (1)	Net Amount
Description of Liability:
Total Return Swap	CIBC	$175,669	$—	$175,669	—	$—	$175,669
Total		$175,669	$—	$175,669	—	$—	$175,669

(1)	Excess collateral is not shown on this table.

d)       Investment Companies – Some Funds may invest in other investment companies, including closed-end funds and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Underlying Funds in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to its own specific risks, but the advisor and/or sub-advisor expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Funds.

e)       Federal Income Tax - The Funds have qualified and/or intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

As of and during the year or period ended June 30, 2025, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of June 30, 2025, the Funds did not incur any interest or penalties. As required, the Trust’s officers have analyzed the Funds’ tax positions taken on or to be taken on Federal income tax returns for all open tax years (tax years or periods ended 2022-2024 for the Funds) or expected to be taken in 2025 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examinations of the Funds’ filings are presently in progress.

f)       Security Transactions and Investment Income - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in Master Limited Partnerships (“MLPs”) generally are comprised of income and return of capital. The Funds record these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available.

g)       Energy Infrastructure typically concentrates its investments in the energy sector and, therefore, is more susceptible to energy sector risk. Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks (which could occur if the MLP raises capital and then invests it in projects whose return fails to exceed the cost of capital raised) and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the Fund. The Energy Infrastructure Fund has a tax year end of November 30.

h)       Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

i)       Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

j)       Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. The following table summarizes each Fund’s dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Insider Buying	Annually	Annually
Energy Infrastructure	Monthly	Annually
Global Equity	Annually	Annually
Tactical Allocation	Annually	Annually
Dynamic Alpha	Annually	Annually

k)       Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

l)       Indemnification - The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

m)       Redemption Fees and Sales Charges (loads) - A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Investments in Class A shares made at or above the $1 million breakpoint where you do not pay an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class A in the event of certain redemption transactions within one year following such investments. There were no CDSC fees paid by the shareholders of the Funds.

n)       Cash – Each Fund considers its investment in an FDIC insured interest bearing savings account to be cash. Each Fund maintains cash balances, which, at times, may exceed federally insured limits. Each Fund maintains these balances with a high quality financial institution.

o)       Distributions from REITs — Distribution from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

(2) INVESTMENT TRANSACTIONS

For the year ended June 30, 2025, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales Proceeds
	(excluding U.S.	(excluding U.S.	Purchases of	Sales Proceeds of
	Government	Government	U.S. Government	U.S. Government
Fund	Securities)	Securities)	Securities	Securities
Insider Buying	$12,465,616	$19,309,054	$—	$—
Energy Infrastructure	139,469,648	58,861,793	—	—
Global Equity	22,832,646	28,328,307	—	—
Tactical Allocation	17,255,891	27,877,551	—	—
Dynamic Alpha	112,379,813	133,419,868	—	—

(3) INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

The Advisor acts as investment manager for the Funds pursuant to the terms of an investment advisory agreement with the Trust, on behalf of the Funds (the “Investment Advisory Agreement”). Under the terms of the Investment Advisory Agreement, the Advisor manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. Each investment sub-advisor is responsible for the day-to-day management of their Fund’s portfolio. The Advisor provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment advisory services, the Funds pay to the Advisor an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Advisor, not the Funds.

The Advisor and the Trust, with respect to the Funds, have entered into Expense Limitation Agreements (the “Expense Limitation”) under which the Advisor has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to ensure total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; underlying fund expenses; and extraordinary expenses such as regulatory inquiry and litigation expenses) do not exceed the expense limitation shown in the table below, based each Fund’s average daily net assets.

For the year ended June 30, 2025, the Advisor waived investment advisory fees. The Advisor may recapture a portion of the waived amounts. The Advisor may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

following the date the waiver and/or reimbursement was incurred, if the Fund is able to make the repayment without exceeding the limitation in effect at that time of the waiver or at the time of the reimbursement, no later than the dates as stated below:

	Investment					Investment Advisory
	Advisory	Expense Limitation				Fee Waived and/or
Fund	Agreement	Cl A	Cl C	Cl I	Expires	Reimbursed
Insider Buying	1.00%	1.53%	2.28%	1.28%	10/31/2025	$150,325
Energy Infrastructure	1.25%	1.68%	2.43%	1.43%	10/31/2025	83,422
Global Equity	1.00%	1.21%	1.96%	0.96%	10/31/2025	309,046
Tactical Allocation	1.25%	1.53%	2.28%	1.28%	10/31/2025	184,483
Dynamic Alpha	1.00%	1.38%	2.13%	1.13%	10/31/2025	158,458

	Recapture Expires
	No Later Than June 30,
Fund	2026	2027	2028
Insider Buying	$114,421	$111,701	$150,325
Energy Infrastructure	145,542	126,735	83,422
Global Equity	285,664	291,573	309,046
Tactical Allocation	175,583	170,596	184,483
Dynamic Alpha	172,829	154,667	158,458

A Trustee is also the controlling member of MFund Services, LLC (“MFund”) and the Advisor, and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act are paid a quarterly retainer and receive compensation for each special Board meeting and Risk and Compliance Committee meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the Funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust, and the Chairmen of the Trust’s Audit Committee and Risk and Compliance Committee receive an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

The Board has adopted the Trust’s Master Distribution Plan Pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Each class of shares, excluding Class I shares, allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC (the “Distributor”) and Advisor for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares. Alt Fund Distributors LLC, acts as a wholesale marketing and distribution agent for the Funds. As compensation for these services, Alt Fund Distributors is entitled to reimbursement, through the Funds’ Rule 12b-1 Plan, of expenses attributable to sales of Fund shares including marketing materials, broker commission financing costs, and wholesaling fees.

Pursuant to the Management Services Agreement between the Trust and MFund, an affiliate of the Advisor, provides the Funds with various management and legal administrative services (the “Management Services Agreement”). For these services, the Funds pay MFund an annual asset-based fee in accordance with the following schedule applied at the Fund family level (i.e., all the Funds in the Trust advised by the Advisor): 0.10% of net assets up to $50 million; 0.07% of net assets from $50 million to $100 million; 0.05% of net assets from $100 million to $250 million; 0.04% of net assets from $250 million to $500 million; 0.03% of net assets from $500 million to $1 billion; 0.02% of net assets from $1 billion to $5 billion; and 0.01% of assets from $5 billion and above. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund for the Management Services Agreement are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Legal administration/Management service fees.”

Pursuant to the Compliance Services Agreement, MFund provides chief compliance officer services to the Funds (the “Compliance Services Agreement”). For these services, the Funds pay MFund $1,200 per month for the first fund in the fund family and $400 each

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

additional fund; $400 for each adviser and sub-adviser; and .0025% of the assets of each Fund. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. The amounts due to MFund for chief compliance officer services are listed in the Statements of Assets and Liabilities under “Compliance Officer fees payable” and the amounts accrued for the year are shown in the Statements of Operations under “Compliance Officer fees.”

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Officers of the Trust are also employees of UFS, and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of the Distributor and UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

For the year ended June 30, 2025, the 12b-1 expenses accrued by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C
Insider Buying	$25,741	$11,458
Energy Infrastructure	97,682	328,663
Global Equity	26,321	65,760
Tactical Allocation	18,251	83,322
Dynamic Alpha	152,839	173,156

(4) AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes (including derivatives), and its respective gross unrealized appreciation and depreciation at June 30, 2025 (except for Energy Infrastructure in which its tax period-ended November 30, 2024 cost has been adjusted for June 30, 2025 activity), were as follows:.

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Insider Buying	$18,567,665	$3,575,259	$(526,755)	$3,048,504
Energy Infrastructure	301,037,771	147,360,627	(17,360,907)	129,999,720
Global Equity	58,963,912	22,644,892	(1,237,228)	21,407,664
Tactical Allocation	15,680,922	4,530,432	(212,500)	4,317,932
Dynamic Alpha	101,054,984	32,496,474	(457,078)	32,039,396

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

(5) DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2025 and June 30, 2024 (for the period ended November 30, 2024 and November 30, 2023 for the Energy Infrastructure Fund) was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2025	Income	Capital Gains	Capital	Total
Insider Buying	$—	$—	$—	$—
Energy Infrastructure	—	—	16,626,844	16,626,844
Global Equity	2,807,464	3,093,385	—	5,900,849
Lyons Tactical Allocation	—	—	24,702	24,702
Dynamic Alpha	—	11,568,875	—	11,568,875

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2024	Income	Capital Gains	Capital	Total
Insider Buying	$—	$—	$—	$—
Energy Infrastructure	3,723,004	—	12,342,871	16,065,875
Global Equity	1,380,160	442,784	—	1,822,944
Lyons Tactical Allocation	208,446	—	—	208,446
Dynamic Alpha	142,824	380	—	143,204

As of June 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows (except for Energy Infrastructure in which its November 30, 2024 components of distributable earnings have been adjusted for June 30, 2025 activity):

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Insider Buying	$—	$—	$(60,308)	$(45,875,341)	$—	$3,048,531	$(42,887,118)
Energy Infrastructure	—	—	—	(5,587,581)	—	148,278,634	142,691,053
Global Equity	1,021,081	1,757,635	—	—	—	21,408,309	24,187,025
Tactical Allocation	—	—	(205,767)	(127,144)	—	4,317,932	3,985,021
Dynamic Alpha	—	9,178,482	(316,340)	—	—	32,039,396	40,901,538

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies and adjustments for partnerships, grantor trusts and C-Corporation return of capital distributions. The unrealized appreciation (depreciation) in the table above may include unrealized foreign currency gains (losses).

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Insider Buying	$60,308
Energy Infrastructure	—
Global Equity	—
Tactical Allocation	85,023
Dynamic Alpha	316,340

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Insider Buying	$—
Energy Infrastructure	—
Global Equity	—
Tactical Allocation	120,744
Dynamic Alpha	—

At June 30, 2025, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows (except for the Energy Infrastructure Fund in which its November 30, 2024 capital loss carryforwards are as follows):

	Short-Term	Long-Term
	Non-Expiring	Non-Expiring	Total	CLCF Utilized
Insider Buying	$45,750,472	$124,869	$45,875,341	$1,882,273
Energy Infrastructure	5,587,581	—	5,587,581	20,196,480
Global Equity	—	—	—	—
Tactical Allocation	127,144	—	127,144	1,343,465
Dynamic Alpha	—	—	—	—

During the fiscal period ended June 30, 2025, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, accumulated losses from the Funds’ wholly owned subsidiaries, the use of tax equalization credits and distributions in excess resulted in reclassifications for the Funds for the fiscal year ended June 30, 2025 as follows:

	Paid In	Accumulated
	Capital	Earnings (Deficit)
Insider Buying	$(1,664,463)	$1,664,463
Energy Infrastructure	(641,537)	641,537
Global Equity	392,654	(392,654)
Tactical Allocation	(91,721)	91,721
Dynamic Alpha	1,952,298	(1,952,298)

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

(6) LINE OF CREDIT

The Funds have a $200,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”). Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable on an annualized basis. The Uncommitted Line has an interest rate of the Prime Rate with a maturity of January 21, 2026. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to the Funds. Accordingly, it is possible that the Funds may wish to borrow money for a temporary or emergency purpose but may not be able to do so. During the year ended June 30, 2025, the Funds accessed the line of credit, based only on the days borrowed, as follows:

	Average Amount				Outstanding
	Borrowings	Interest	Average	Number of Days	Borrowings
	Outstanding	Expense (1)	Interest Rate	Outstanding	12/31/2024
Insider Buying	$58,294	$215	7.97%	17	$—
Energy Infrastructure	691,714	4,064	7.56%	28	—
Global Equity	262,600	574	7.80%	10	—
Tactical Allocation	609,915	14,543	7.73%	106	—
Dynamic Alpha	632,143	933	7.68%	7	—

(1)	Includes only Interest Expense related to Line of Credit for the year ended June 30, 2025 and may not tie back to the Statements of Operations, which also may include overdrafts, line of credit fees, and broker interests.

(7) SECURITIES LENDING

The Funds have entered into a Securities Lending Agreement with the Bank. Each participating Fund can lend its securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held on loan, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the Funds’ collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

Securities lending income, if any, is disclosed in the Funds’ Statements of Operations and is net of fees retained by the counterparty. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market. The remaining contractual maturity of all securities lending transactions are overnight and continuous.

The below table shows the collateral held by each Fund at the year ended June 30, 2025.

			Percentage of
	Market Value of		Total
	Loaned	Market Value	Investment
Fund	Securities	of Collateral	Income
Insider Buying	$4,787,015	$4,877,457	3.15%
Dynamic Alpha	14,729,386	15,042,987	1.61%

Securities collateralized below 102% or 105% for foreign securities. The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% or 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% or 105% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102% or 105%.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30,2025.

					Gross Amounts Not Offset in the
					Statement of Assets & Liabilities
			Gross Amounts	Net Amounts of
		Gross Amounts	Offset in the	Liabilities Presented in
		of Recognized	Statement of Assets &	the Statement of Assets	Financial	Cash Collateral
Description	Counterparty	Assets	Liabilities	& Liabilities	Instruments (1)	Received (1)	Net Amount
Insider Buying
Assets
Securities Loaned	US Bank	$4,787,015	$—	$4,787,015	$(4,787,015)	$—	$—

Dynamic Alpha
Assets
Securities Loaned	US Bank	$14,729,386	$—	$14,729,386	$(14,729,386)	$—	$—

(1)	The amount is limited to the loaned securities and accordingly, does not include excess collateral received.

(8) BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2025, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	Energy	Global	Dynamic
Owner	Infrastructure	Equity	Alpha
LPL Financial, LLC *	39.9%	—	—
Charles Schwab & Co., Inc. *	—	39.4%	37.3%

*	These owners are comprised of multiple investors and accounts.

(9) SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. The Trust’s Officers have determined no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Catalyst Insider Buying Fund, Catalyst Energy Infrastructure Fund, Catalyst/MAP Global Equity Fund, Catalyst/Lyons Tactical Allocation Fund, and Catalyst Dynamic Alpha Fund and Board of Trustees of Mutual Fund Series Trust

Opinion on the Financial Statements

We have audited the accompanying consolidated (where noted) statements of assets and liabilities, including the consolidated (where noted) schedules of investments, of Catalyst Insider Buying Fund, Catalyst Energy Infrastructure Fund, Catalyst/MAP Global Equity Fund, Catalyst/Lyons Tactical Allocation Fund, and Catalyst Dynamic Alpha Fund (the “Funds”), each a series of Mutual Fund Series Trust, as of June 30, 2025, the related consolidated (where noted) statements of operations for the year then ended, the consolidated (where noted) statements of changes in net assets for each of the two years in the period then ended, the consolidated (where noted) financial highlights for each of the three years in the period then ended, and the related consolidated notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended June 30, 2022, and prior, were audited by other auditors whose report dated August 29, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Greenwood Village, Colorado

August 29, 2025

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

ADDITIONAL INFORMATION

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures - Not applicable

Remuneration Paid to Directors, Officers and Others Refer to the financial statements included herein

Statement Regarding Basis for Approval of Investment Advisory Agreement

Consideration and Renewal of the Advisory Agreement between Catalyst Capital Advisors, LLC and Mutual Fund Series Trust with respect to Catalyst Systematic Alpha Fund, Catalyst/Warrington Strategic Program Fund, Catalyst Buffered Shield Fund, Catalyst/Millburn Hedge Strategy Fund, Catalyst Nasdaq-100 Hedged Equity Fund, Catalyst Insider Buying Fund, Catalyst Energy Infrastructure Fund, Catalyst/MAP Global Equity Fund, Catalyst/MAP Global Balanced Fund, Catalyst/Lyons Tactical Allocation Fund, Catalyst Dynamic Alpha Fund, Catalyst Insider Income Fund, Catalyst/SMH High Income Fund, Catalyst/SMH Total Return Income Fund, Catalyst/CIFC Senior Secured Income Fund, Catalyst Enhanced Income Strategy Fund and Catalyst/Aspect Enhanced Multi-Asset Fund

In connection with a meeting held on May 14, 15, and 28, 2025, the Board of Trustees (the “Board”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the advisory agreement (the “Catalyst Agreement”) between the Trust and Catalyst Capital Advisors, LLC (“Catalyst”) with respect to Catalyst Systematic Alpha Fund (“Catalyst SA”), Catalyst/Warrington Strategic Program Fund (“Warrington SP”), Catalyst Buffered Shield Fund (“Catalyst Shield”), Catalyst/Millburn Hedge Strategy Fund (“Millburn HS”), Catalyst Nasdaq-100 Hedged Equity Fund (“Catalyst HE”), Catalyst Insider Buying Fund (“Catalyst IB”), Catalyst Energy Infrastructure Fund (“Catalyst Energy”), Catalyst/MAP Global Equity Fund (“MAP Global Equity”), Catalyst/MAP Global Balanced Fund (“MAP Global Balanced”), Catalyst/Lyons Tactical Allocation Fund (“Lyons TA”), Catalyst Dynamic Alpha Fund, (“Catalyst DA”), Catalyst Insider Income Fund (“Catalyst Insider”), Catalyst/SMH High Income Fund (“SMH High Income”), Catalyst/SMH Total Return Income Fund (“SMH Total Return”), Catalyst/CIFC Senior Secured Income Fund (“CIFC SSI”) Catalyst Enhanced Income Strategy Fund (“Catalyst EIS”) and Catalyst/Aspect Enhanced Multi-Asset Fund (“Aspect EMA”) (collectively, the “Catalyst Funds”).

The Board examined Catalyst’s responses to a series of questions regarding, among other things, its advisory services provided to the Catalyst Renewal Funds, comparative fee and expense information, and profitability from advising the Catalyst Renewal Funds. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Catalyst Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the Catalyst Agreement.

Nature, Extent and Quality of Services: The Board discussed Catalyst’s key personnel who service the Catalyst Funds and noted that it was familiar with the strong level of service Catalyst provided. The Board considered that Catalyst provided oversight of the sub-advisers for the Catalyst Funds, oversaw each sub-

adviser’s compliance and risk management programs, and analyzed and reviewed portfolio risks. The Board acknowledged that Catalyst served as Rule 2a-5 valuation designee for the Catalyst Funds and continuously monitored liquidity requirements to ensure compliance with Rule 22e-4. The Board noted that Catalyst coordinated with third-party service providers on matters related to fund management, administration, and accounting. The Board recognized that Catalyst also provided, valuation support, management of the derivatives risk management program, proxy voting and reporting, and other critical operational and regulatory functions. The Board discussed Catalyst’s compliance program and agreed that it was appropriately focused on risk management. The Board concluded that Catalyst provided quality, comprehensive services to the Catalyst Funds.

Performance. The Board reviewed the performance for each Catalyst Fund in relation to its peer group, Morningstar category and benchmark index.

Catalyst SA: The Board observed that the Fund underperformed all benchmarks for the 1-year period but outperformed the Multi-strategy Morningstar category for the 3- and 5-year periods and outperformed the peer group average for the 5-year period. The Board noted that the Fund was designed to minimize losses in bearish market periods but utilized equities positions to attempt to participate in bull markets. The Board recognized that the since inception performance numbers contained the performance data from the prior strategy which was significantly different than the current strategy.

Warrington SP: The Board noted that Warrington SP underperformed the peer group, Morningstar category and S&P 500 TR Index (the “S&P 500”) for the 1-year and 3-year periods. The Board recognized that the Fund underperformed all benchmarks for the 5-year and 10-year periods, but that the Fund changed investment strategies in April 2020 and thus not all periods were equally relevant. The Board noted that Catalyst explained that the Fund was an absolute return fund and performed as expected based on the portfolio risk/return profile. The Board observed that Catalyst noted that the Fund utilized a more options focused approach than the peer group funds and did not hold long equity positions like peer group funds did.

Catalyst Shield: The Board observed that the Fund outperformed the peer group and Morningstar category averages for the 1-year period but trailed the benchmark index. The Board noted the Fund underperformed all of the benchmarks for the 3- and 5-year periods but outperformed the peer group and Morningstar category for the 10-year period. The Board recognized that Catalyst explained the Fund’s recent underperformance was due to losses in the collateral used in the portfolio.

Millburn HS: The Board observed that the Fund outperformed its peer group average, the Systematic Trend Morningstar category, and Credit Suisse MF Hedge Fund Index for the 1-year period but underperformed the Macro Trading and Multi-strategy Morningstar categories, S&P 500, and BofA US 3-Month Treasury Bill TR Index. The Board noted that the Fund outperformed the peer group, all Morningstar categories, the Credit Suisse MF Hedge Fund Index, and BofA US 3-Month Treasury Bill TR Index for the 3-, 5-, and 10-year periods. The Board recognized that the Fund underperformed the S&P 500 for all periods, but that the Fund was not designed to track the S&P 500 because the portfolio was not fully allocated to equity securities.

Catalyst HE: The Board noted that the Fund underperformed all benchmarks for all time periods. The Board recognized that the Fund changed sub-advisers and investment strategy in October 2020 and thus the 1-year and 3-year performance numbers were the most relevant. The Board observed that Catalyst explained that the Fund’s hedging strategy detracted from performance more than anticipated and that the Fund was not fully allocated to equity securities.

Catalyst IB: The Board observed that Catalyst IB outperformed the peer group for the 1-year period and both the peer group and Morningstar categories for the 3-year period. The Board noted that the Fund underperformed both the peer group and Morningstar category for the 5- and 10-year periods and trailed the S&P 500 for all time periods. The Board recognized that Catalyst explained this underperformance was due to Catalyst IB’s defensive positioning in March and April 2020 which resulted in the Fund missing the equity market rally. The Board noted that Catalyst explained security selection resulted in the short-term underperformance and that the investment strategy lagged the S&P 500 because, in general, executives had not purchased company stock in the top performing equity securities.

Catalyst Energy: The Board observed that the Fund outperformed the peer group, Morningstar category, and Solactive MLP Infrastructure Index for all time periods. The Board noted the Fund outperformed the S&P 500 for the 1-, 3-, and 5-year periods but trailed for the 10-year period.

MAP Global Equity: The Board noted that the Fund underperformed all benchmarks for the 1-, 3-, and 5-year periods but outperformed the peer group for the 10-year period. The Board observed that Catalyst explained the 3-year and 5-year underperformance was due to the Fund’s overweight position in Consumer Staples and underweight position in the Information Technology sector.

MAP Global Balanced: The Board noted that the Fund underperformed all benchmarks for all time periods. The Board observed that Catalyst commented that recent underperformance could be attributed to gains in the Health Care, Utilities, and Consumer Staples sectors were offset by the Fund’s lack of exposure to the “magnificent 7” securities. The Board noted that Catalyst added that the underperformance in the 3-year period was due to the Fund being overweight in the Consumer Staples sector and underweight in the Information Technology and Financials sectors.

Lyons TA: The Board commented that Lyons TA underperformed all benchmarks for the 1-, and 3-year periods but outperformed the peer group and Morningstar category for the 5- and 10-year periods. The Board noted that the Fund trailed the Lipper Flexible Portfolio Funds Index and S&P 500 for the 5- and 10-year periods. The Board recognized that Catalyst explained that the underperformance for the 3-year and 10-year periods was due to the Fund’s defensive positioning in 2019 and the period 2022 through 2023.

Catalyst DA: The Board discussed that the Fund underperformed all benchmarks for all time periods. The Board observed that Catalyst explained that the underperformance was caused by the Fund’s focus on small and mid-cap securities which have trailed the performance of large cap securities for an extended period of time.

Catalyst Insider: The Board commented that the Fund outperformed the peer group, the Short-Term Morningstar category, the Bloomberg US Government/Credit 1-3 Year TR Index and Bloomberg U.S. Aggregate Bond Index for the 1-year period but underperformed the High Yield Bond Morningstar category for the 1-year period. The Board noted that the Fund outperformed the Bloomberg US Government/Credit 1-3 Year TR Index and Bloomberg U.S. Aggregate Bond Index for all time periods. The Board noted that the Fund outperformed the Short-Term Bond Morningstar category for the 3-, 5-, 10-year periods but underperformed the High Yield Bond Morningstar category and the peer group for the 3-, 5-, 10-year periods. The Board noted that Fund utilized both short-term and high yield bond categories, which led to the outperformance of most benchmarks. The Board observed that Catalyst noted that the Fund underperformed the High Yield Bond Morningstar category and the peer group because the Fund was not fully invested in high yield bonds.

SMH High Income: The Board observed that the Fund outperformed all benchmarks for the 1-year, 3-year, and 5-year periods but slightly underperformed the peer group average, High Yield Bond Morningstar category, and BofA Merrill Lynch US Cash Pay High Yield Index for the 10-year period. The Board observed that Catalyst explained that the 10-year underperformance included commodity exposure during 2014 and 2015 but that since that time, the strategy had performed well.

SMH Total Return: The Board discussed that SMH Total Return outperformed the peer group, Morningstar category, and BofA Merrill Lynch US Cash Pay High Yield Index for all time periods but underperformed the S&P 500 for all time periods. The Board discussed that Catalyst noted that the Fund was total return focused and thus most of the top performing stocks in the S&P 500 were ineligible for inclusion in the Fund’s portfolio.

CIFC SSI: The Board commented that CIFC SSI outperformed all benchmarks for the 1-, and 10-year periods. The Board noted that the Fund outperformed the peer group, Bank Loan Morningstar category and Bloomberg U.S. Aggregate Bond Index for the 3-year and 5-year periods but slightly trailed the S&P LSTA US Leveraged Loan 100 Index over the same periods. The Board noted that CIFC SSI changed sub-advisers in 2018 and thus the 1-, 3- and 5-year periods were the most relevant.

Catalyst EIS: The Board commented that the Fund outperformed the Bloomberg US Aggregate Bond TR Index and Bloomberg MBS Index for the 5-year and since inception periods and outperformed the peer group, Nontraditional Bond and Multisector Bond Morningstar categories for the since inception period. The Board noted that Catalyst EIS trailed the peer group and both Morningstar categories for the 1-, 3-, and 5-year periods. The Board recognized that Catalyst explained that the Fund has had significant outflows in recent years and was forced to sell portfolio positions in order to meet redemptions.

Aspect EMA: The Board observed that the Fund outperformed the peer group, Systematic Trend Morningstar category, and Credit Suisse MF Hedge Fund Index for the 1-year period but trailed the Macro Trading and Mult strategy Morningstar categories, S&P 500, and ICE BofA 3 Month U.S. Treasury Bill Index for the 1-year period. The Board noted that the Fund outperformed all benchmarks except for the S&P 500 since inception. The Board recognized that Catalyst noted that none of the Morningstar categories provide an accurate representation of the Fund, given its investment strategy and that the Fund was most closely related to a blend of all three categories. The Board noted that Catalyst explained that the Fund’s portfolio was only partially allocated to investment in equity securities and thus was not able to keep up with gains in the S&P 500.

After further discussion, the Board concluded that the performance of each Catalyst Fund was acceptable.

Fees and Expenses: The Board discussed the advisory fee paid by each of the Catalyst Funds and compared it to the fees charged to the peer group funds, and the funds in each of the Catalyst Funds’ Morningstar category. The Board reviewed the expense limitation agreements in place with respect to the Catalyst Funds and discussed that Catalyst intended to renew each of those agreements with the exception of Milburn HS, which did not have an expense limitation agreement in place. The Board discussed the allocation of fees between Catalyst and the various sub-advisers, based on the sub-advisory fees paid to the sub-advisers for the applicable Catalyst Funds by Catalyst, in comparison to the level of service provided by Catalyst and each sub-adviser. The Board noted that the agreement between Catalyst and each sub-adviser was the product of an arm’s length negotiation.

Catalyst SA: The Board noted that the advisory fee was above the peer group and Morningstar category median and averages but within the range for each. The Board added that the net expense ratio was slightly above the median for the peer group and Morningstar category but below the average and well below the highs for each.

Warrington SP: The Board recognized that the advisory fee was above the median and average fee for both the peer group and Morningstar category and was tied with the highest fee for both. The Board added that the net expense ratio was also above the median and average for the peer group and Morningstar category but was below the respective high for each. The Board acknowledged that Catalyst explained that Warrington SP’s investment strategy was unique and more complex than those of the peer group funds.

Catalyst Shield: The Board observed that the advisory fee of 1.25% was above the median and average for both the peer group and Morningstar category, but below the high of 1.75% for each. The Board commented that the Fund’s net expense ratio of 1.33% was above the median and average for the peer group and Morningstar category but was significantly lower than the high of 2.49% for each.

Millburn HS: The Board observed that the advisory fee was above the peer group and Morningstar categories median and averages but was within the range of the peer group, Multi-strategy category and Systematic Trend Morningstar categories. The Board added that the advisory fee was for the same as the highest fee in the Macro Trading category. The Board noted that Catalyst explained the Fund did completely fit into any of the three Morningstar categories and observed that the net expense ratio was well below the highs for the Multi-strategy and Systematic Trend categories and equaled the high in the Macro Trading category. The Board added that the net expense ratio was also above the peer group median but below the peer group average and significantly lower than the highest in the peer group.

Catalyst HE: The Board observed that the advisory fee of 1.25% was above the median and average fee for the peer group, Derivative Income Morningstar category and Equity hedged Morningstar category. The Board noted that the advisory fee equaled the high in the Derivative income category but was within the range for both the peer group and Equity Hedged category. The Board noted, the net expense ratio was above the median and average for the peer group and Morningstar categories but within the range for each.

Catalyst IB: The Board noted that the advisory fee was slightly above the peer group and Morningstar category median and average but was within the range for both. The Board noted that the net expense ratio was above the highest in the peer group and above the median and average for the Morningstar category but within the range.

Catalyst Energy: The Board noted that the advisory fee equaled the high for both the peer group and Morningstar category. The Board discussed that the net expense ratio was higher than the median for the peer group and Morningstar but below the average for both.

MAP Global Equity: The Board observed that the advisory fee was tied for the high for both the peer group and Morningstar category. The Board noted that the net expense ratio was slightly above the median and average net expense ratio for the peer group and Morningstar category but within the range for both.

MAP Global Balanced: The Board noted that the advisory fee of 1.00% was tied for the high with the peer group and above the median and average for the Morningstar category, but below the high. The Board discussed that the net expense ratio was slightly above the Morningstar category median and average but within the range and equaled the median for the peer group and was lower than the peer group average.

Lyons TA: The Board observed that the Fund’s advisory fee was above the peer group and Morningstar median and average and equaled the high for the peer group but was within the range for the Morningstar category. The Board noted that the net expense ratio was below the median and average for both peer group and Morningstar category.

Catalyst DA: The Board discussed that the advisory fee of 1.00% equaled the peer group median and was slightly above the average but within the peer group range. The Board noted that the advisory fee was above the median and average for the Morningstar category but also within the range. The Board observed that the net expense ratio of 1.13% was above the median and average for both the peer group and Morningstar category but well below the highs for each.

Catalyst Insider: The Board recognized that the advisory fee was slightly above the peer group median and in line with the peer group average but was higher than the median and average fees for both Morningstar categories. The Board noted that the advisory fee was well within the range for the peer group and both Morningstar categories. The Board added that the net expense ratio was above the median and average for the Short-Term Bond category and slightly above the median and average for the High Yield Bond category but was below the median and average for the peer group and within the range for all three benchmarks.

SMH High Income: The Board recognized that the advisory fee of 1.00% was above the median and average for the peer group and Morningstar category but was well below the highs for each. The board noted that the net expense ratio was above the median and average but within the range for both the peer group and Morningstar category.

SMH Total Return: The Board observed that the advisory fee was above the peer group and Morningstar category median and average but within the range for both. The Board discussed that the net expense ratio was above the median and average for the peer group but within the range and tied with the highest net expense ratio in the Morningstar category.

CIFC SSI: The Board discussed that the advisory fee of 1.00% was greater than the high for the peer group and above the median and average for the Morningstar category but within the range. The Board noted that the net expense ratio of 0.92% was lower than the peer group average, comparable to the Morningstar category average, and significantly less than the highs for each. The Board noted that the Fund was actively managed, and that Catalyst explained the Fund invested in bank loans as well as asset-backed securities which required additional research and expertise. The Board acknowledged that with the expense limitation in place, the advisory fee earned by Catalyst in the prior year was 0.67%.

Catalyst EIS: The Board noted that the advisory fee of 1.50% was above the high for the peer group but tied with the high for the Multisector Bond category and below the high for the Non-traditional Bond category. The Board discussed that with the expense limitation in place, the net advisory fee earned by Catalyst for the prior year was 1.20% which was within the range of the peer group and both Morningstar categories. The Board noted that the net expense ratio was below the median for the peer group and slightly above the average but within the range and was above both Morningstar categories’ median and averages but with the range for each.

Aspect EMA: The Board discussed that the advisory fee was above the median and average for the peer group and all three Morningstar categories but was below the high for the peer group, Multi-strategy category, and Systematic Trend category and in line with the high for the Macro Trading category. The Board noted that the net expense ratio was above the high for the peer group and Macro Trading category but well below the highs for the Multi-strategy and Systematic Trend categories.

The Board concluded that based on the complexity of some of the Funds and the services provided to each of the Funds by the adviser that the advisory fee paid by each of the Catalyst Funds to Catalyst was not unreasonable.

Profitability. The Board reviewed the financial information provided by Catalyst and discussed Catalyst’s profitability from the services provided to each of the Catalyst Funds. The Board acknowledged that Catalyst received soft dollar benefits. The Board observed that Catalyst operated MAP Global Balanced at a loss and therefore excessive profitability was not an issue. The Board reviewed the other Catalyst Funds, noting that Catalyst generated differing levels of profits for each. The Board discussed the level of profit of each Catalyst Fund in both actual dollars and as a percentage of revenue. After further discussion, the Board agreed that the profits Catalyst earned for advising each of the Catalyst Funds was not excessive.

Economies of Scale. The Board noted that the advisory agreement with Catalyst did not include breakpoints to reduce the fee rate based on certain levels of assets. The Board recognized that the shareholders of the Catalyst Funds benefited from expense limitation agreements in place as almost all of the Funds were operating at the expense cap. The Board discussed the additional benefits to shareholders if the Catalyst Funds reached asset levels that provide material economies of scale and agreed that the Catalyst Funds had likely not reached such levels at this point. The Board agreed that it would revisit breakpoints at the next renewal of the Catalyst Agreement.

Conclusion. Having requested and received such information from Catalyst as the Board believed to be reasonably necessary to evaluate the terms of the Catalyst Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the Catalyst Agreement was in the best interests of each Catalyst Fund and its respective shareholders.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

Michael Schoonover

By /s/ Michael Schoonover
Principal Executive Officer/President
Date: 9/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael Schoonover
Michael Schoonover
Principal Executive Officer/President
Date: 9/5/2025

By /s/ Erik Naviloff
Erik Naviloff
Principal Financial Officer/Treasurer
Date: 9/5/2025